Shareholder Report, Holdings (Details)	Jun. 30, 2025
JNL/AMERICAN FUNDS BALANCED FUND (A) | Global Balanced 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS BALANCED FUND (A) | Total Net Assets 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Bond Fund of America Fund (A) | Domestic Fixed Income 17 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Bond Fund of America Fund (A) | Total Net Assets 18 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Capital Income Builder Fund (A) | Global Balanced 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Capital Income Builder Fund (A) | Total Net Assets 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS CAPITAL WORLD BOND FUND (A) | Global Fixed Income 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS CAPITAL WORLD BOND FUND (A) | Total Net Assets 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Global Growth Fund (A) | Global Equity 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Global Growth Fund (A) | Total Net Assets 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND (A) | Global Equity 73 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND (A) | Total Net Assets 74 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Growth Fund (A) | Domestic Equity 87 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Growth Fund (A) | Total Net Assets 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (A) | Domestic Equity 101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (A) | Total Net Assets 102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (A) | International Equity 115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (A) | Total Net Assets 116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS NEW WORLD FUND (A) | Emerging Markets Equity 129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS NEW WORLD FUND (A) | Total Net Assets 130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Washington Mutual Investors Fund (A) | Domestic Equity 143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Washington Mutual Investors Fund (A) | Total Net Assets 144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON BOND INDEX FUND (A) | Domestic Fixed Income 157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON BOND INDEX FUND (A) | Total Net Assets 158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON EMERGING MARKETS INDEX FUND (A) | Emerging Markets Equity 171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON EMERGING MARKETS INDEX FUND (A) | Total Net Assets 172 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON INTERNATIONAL INDEX FUND (A) | International Equity 185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON INTERNATIONAL INDEX FUND (A) | Total Net Assets 186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (A) | Domestic Equity 199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (A) | Total Net Assets 200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON SMALL CAP INDEX FUND (A) | Domestic Equity 213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON SMALL CAP INDEX FUND (A) | Total Net Assets 214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Domestic Equity 227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | International Equity 228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Emerging Markets Equity 229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Global Equity 230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Alternative 231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Domestic Fixed Income 232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A) | Total Net Assets 233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Conservative Allocation Fund (A) | Domestic Fixed Income 246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
JNL Conservative Allocation Fund (A) | Alternative 247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
JNL Conservative Allocation Fund (A) | Domestic Equity 248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL Conservative Allocation Fund (A) | Domestic Balanced 249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JNL Conservative Allocation Fund (A) | Emerging Markets Fixed Income 250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL Conservative Allocation Fund (A) | International Equity 251 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Conservative Allocation Fund (A) | Emerging Markets Equity 252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL Conservative Allocation Fund (A) | Total Net Assets 253 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL GROWTH ALLOCATION FUND (A) | Domestic Equity 266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
JNL GROWTH ALLOCATION FUND (A) | International Equity 267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
JNL GROWTH ALLOCATION FUND (A) | Domestic Fixed Income 268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL GROWTH ALLOCATION FUND (A) | Alternative 269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL GROWTH ALLOCATION FUND (A) | Emerging Markets Equity 270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL GROWTH ALLOCATION FUND (A) | Global Equity 271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL GROWTH ALLOCATION FUND (A) | Emerging Markets Fixed Income 272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL GROWTH ALLOCATION FUND (A) | Total Net Assets 273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Moderate Allocation Fund (A) | Domestic Fixed Income 286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
JNL Moderate Allocation Fund (A) | Domestic Equity 287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
JNL Moderate Allocation Fund (A) | Alternative 288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL Moderate Allocation Fund (A) | Domestic Balanced 289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JNL Moderate Allocation Fund (A) | International Equity 290 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL Moderate Allocation Fund (A) | Emerging Markets Equity 291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Moderate Allocation Fund (A) | Emerging Markets Fixed Income 292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL Moderate Allocation Fund (A) | Global Equity 293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL Moderate Allocation Fund (A) | Total Net Assets 294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Domestic Equity 307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Domestic Fixed Income 308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
JNL MODERATE GROWTH ALLOCATION FUND (A) | International Equity 309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Alternative 310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Emerging Markets Equity 311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Global Equity 312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Emerging Markets Fixed Income 313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL MODERATE GROWTH ALLOCATION FUND (A) | Total Net Assets 314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Domestic Equity 327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | International Equity 328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Domestic Fixed Income 329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Emerging Markets Equity 330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Alternative 331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/JPMorgan Managed Aggressive Growth Fund (A) | Total Net Assets 332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Conservative Fund (A) | Domestic Fixed Income 345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.60%
JNL/JPMorgan Managed Conservative Fund (A) | Domestic Equity 346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
JNL/JPMorgan Managed Conservative Fund (A) | Alternative 347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
JNL/JPMorgan Managed Conservative Fund (A) | International Equity 348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/JPMorgan Managed Conservative Fund (A) | Global Fixed Income 349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/JPMorgan Managed Conservative Fund (A) | Emerging Markets Equity 350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/JPMorgan Managed Conservative Fund (A) | Total Net Assets 351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Growth Fund (A) | Domestic Equity 364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
JNL/JPMorgan Managed Growth Fund (A) | International Equity 365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
JNL/JPMorgan Managed Growth Fund (A) | Domestic Fixed Income 366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
JNL/JPMorgan Managed Growth Fund (A) | Emerging Markets Equity 367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/JPMorgan Managed Growth Fund (A) | Alternative 368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/JPMorgan Managed Growth Fund (A) | Total Net Assets 369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Moderate Fund (A) | Domestic Fixed Income 382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
JNL/JPMorgan Managed Moderate Fund (A) | Domestic Equity 383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
JNL/JPMorgan Managed Moderate Fund (A) | International Equity 384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/JPMorgan Managed Moderate Fund (A) | Alternative 385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/JPMorgan Managed Moderate Fund (A) | Emerging Markets Equity 386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/JPMorgan Managed Moderate Fund (A) | Global Fixed Income 387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/JPMorgan Managed Moderate Fund (A) | Total Net Assets 388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Moderate Growth Fund (A) | Domestic Equity 401 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
JNL/JPMorgan Managed Moderate Growth Fund (A) | Domestic Fixed Income 402 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
JNL/JPMorgan Managed Moderate Growth Fund (A) | International Equity 403 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
JNL/JPMorgan Managed Moderate Growth Fund (A) | Alternative 404 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/JPMorgan Managed Moderate Growth Fund (A) | Emerging Markets Equity 405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/JPMorgan Managed Moderate Growth Fund (A) | Total Net Assets 406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Domestic Equity 419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Domestic Fixed Income 420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | International Equity 421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Global Equity 422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Emerging Markets Equity 423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Emerging Markets Fixed Income 424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A) | Total Net Assets 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Moderate Allocation Fund (A) | Domestic Fixed Income 438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
JNL/American Funds Moderate Allocation Fund (A) | Domestic Equity 439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
JNL/American Funds Moderate Allocation Fund (A) | International Equity 440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/American Funds Moderate Allocation Fund (A) | Global Equity 441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/American Funds Moderate Allocation Fund (A) | Emerging Markets Fixed Income 442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/American Funds Moderate Allocation Fund (A) | Emerging Markets Equity 443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/American Funds Moderate Allocation Fund (A) | Total Net Assets 444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Domestic Equity 457 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Domestic Fixed Income 458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | International Equity 459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Global Equity 460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Emerging Markets Equity 461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Emerging Markets Fixed Income 462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A) | Total Net Assets 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Growth ETF Allocation Fund (A) | Domestic Equity 476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
JNL Growth ETF Allocation Fund (A) | International Equity 477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
JNL Growth ETF Allocation Fund (A) | Domestic Fixed Income 478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
JNL Growth ETF Allocation Fund (A) | Emerging Markets Equity 479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL Growth ETF Allocation Fund (A) | Securities Lending Collateral 480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL Growth ETF Allocation Fund (A) | Emerging Markets Fixed Income 481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL Growth ETF Allocation Fund (A) | Total Net Assets 482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
JNL Moderate ETF Allocation Fund (A) | Domestic Fixed Income 495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
JNL Moderate ETF Allocation Fund (A) | Domestic Equity 496 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
JNL Moderate ETF Allocation Fund (A) | International Equity 497 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL Moderate ETF Allocation Fund (A) | Emerging Markets Equity 498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL Moderate ETF Allocation Fund (A) | Securities Lending Collateral 499 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL Moderate ETF Allocation Fund (A) | Emerging Markets Fixed Income 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL Moderate ETF Allocation Fund (A) | Short Term Investments 501 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL Moderate ETF Allocation Fund (A) | Total Net Assets 502 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
JNL Moderate Growth ETF Allocation Fund (A) | Domestic Equity 515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
JNL Moderate Growth ETF Allocation Fund (A) | Domestic Fixed Income 516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
JNL Moderate Growth ETF Allocation Fund (A) | International Equity 517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL Moderate Growth ETF Allocation Fund (A) | Securities Lending Collateral 518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL Moderate Growth ETF Allocation Fund (A) | Emerging Markets Equity 519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL Moderate Growth ETF Allocation Fund (A) | Emerging Markets Fixed Income 520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL Moderate Growth ETF Allocation Fund (A) | Short Term Investments 521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL Moderate Growth ETF Allocation Fund (A) | Total Net Assets 522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.80%
JNL/Vanguard Growth ETF Allocation Fund (A) | Domestic Equity 535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.20%
JNL/Vanguard Growth ETF Allocation Fund (A) | International Equity 536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
JNL/Vanguard Growth ETF Allocation Fund (A) | Domestic Fixed Income 537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
JNL/Vanguard Growth ETF Allocation Fund (A) | Emerging Markets Equity 538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/Vanguard Growth ETF Allocation Fund (A) | Emerging Markets Fixed Income 539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/Vanguard Growth ETF Allocation Fund (A) | Securities Lending Collateral 540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Vanguard Growth ETF Allocation Fund (A) | Total Net Assets 541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Domestic Fixed Income 554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Domestic Equity 555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
JNL/Vanguard Moderate ETF Allocation Fund (A) | International Equity 556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Emerging Markets Fixed Income 557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Emerging Markets Equity 558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Securities Lending Collateral 559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/Vanguard Moderate ETF Allocation Fund (A) | Total Net Assets 560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Domestic Equity 573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Domestic Fixed Income 574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | International Equity 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Emerging Markets Equity 576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Emerging Markets Fixed Income 577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Securities Lending Collateral 578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Short Term Investments 579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Vanguard Moderate Growth ETF Allocation Fund (A) | Total Net Assets 580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
JNL Multi-Manager Alternative Fund (A) | Other Short Term Investments 593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
JNL Multi-Manager Alternative Fund (A) | Financials 594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
JNL Multi-Manager Alternative Fund (A) | Information Technology 595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL Multi-Manager Alternative Fund (A) | Communication Services 596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
JNL Multi-Manager Alternative Fund (A) | Consumer Discretionary 597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL Multi-Manager Alternative Fund (A) | Private Investment Funds 598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL Multi-Manager Alternative Fund (A) | Health Care 599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL Multi-Manager Alternative Fund (A) | Non U S Government Agency A B S 600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL Multi-Manager Alternative Fund (A) | Industrials 601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL Multi-Manager Alternative Fund (A) | Derivative Instruments 602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL Multi-Manager Alternative Fund (A) | Other Sectors 603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL Multi-Manager Alternative Fund (A) | Total Net Assets 604 [Member]
Holdings [Line Items]
Percent of Net Asset Value	131.30%
JNL Multi-Manager Alternative Fund (A) | Shorts Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
JNL Multi-Manager Alternative Fund (A) | Shorts Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
JNL Multi-Manager Alternative Fund (A) | Shorts Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
JNL Multi-Manager Alternative Fund (A) | Short Derivative Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
JNL Multi-Manager Alternative Fund (A) | Shorts Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
JNL Multi-Manager Alternative Fund (A) | Shorts Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
JNL Multi-Manager Alternative Fund (A) | Shorts Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
JNL Multi-Manager Alternative Fund (A) | Shorts Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
JNL Multi-Manager Alternative Fund (A) | Short Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
JNL Multi-Manager Alternative Fund (A) | Shorts Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
JNL Multi-Manager Alternative Fund (A) | Short Other Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
JNL Multi-Manager Alternative Fund (A) | Total Shorts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(32.00%)
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Financials 630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Information Technology 631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Industrials 632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Communication Services 633 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Consumer Discretionary 634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Consumer Staples 635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Energy 636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Utilities 637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Materials 638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Health Care 639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Other Sectors 640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A) | Total Net Assets 641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL Multi-Manager Floating Rate Income Fund (A) | Industrials 654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
JNL Multi-Manager Floating Rate Income Fund (A) | Information Technology 655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JNL Multi-Manager Floating Rate Income Fund (A) | Communication Services 656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL Multi-Manager Floating Rate Income Fund (A) | Financials 657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
JNL Multi-Manager Floating Rate Income Fund (A) | Consumer Discretionary 658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL Multi-Manager Floating Rate Income Fund (A) | Health Care 659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL Multi-Manager Floating Rate Income Fund (A) | Materials 660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL Multi-Manager Floating Rate Income Fund (A) | Energy 661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL Multi-Manager Floating Rate Income Fund (A) | Consumer Staples 662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL Multi-Manager Floating Rate Income Fund (A) | Other Short Term Investments 663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL Multi-Manager Floating Rate Income Fund (A) | Other Sectors 664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL Multi-Manager Floating Rate Income Fund (A) | Total Net Assets 665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
JNL Multi-Manager International Small Cap Fund (A) | Industrials 678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
JNL Multi-Manager International Small Cap Fund (A) | Financials 679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
JNL Multi-Manager International Small Cap Fund (A) | Information Technology 680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
JNL Multi-Manager International Small Cap Fund (A) | Communication Services 681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL Multi-Manager International Small Cap Fund (A) | Consumer Discretionary 682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL Multi-Manager International Small Cap Fund (A) | Health Care 683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JNL Multi-Manager International Small Cap Fund (A) | Consumer Staples 684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL Multi-Manager International Small Cap Fund (A) | Materials 685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL Multi-Manager International Small Cap Fund (A) | Utilities 686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL Multi-Manager International Small Cap Fund (A) | Real Estate 687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL Multi-Manager International Small Cap Fund (A) | Other Sectors 688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL Multi-Manager International Small Cap Fund (A) | Total Net Assets 689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
JNL MULTI-MANAGER MID CAP FUND (A) | Industrials 705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
JNL MULTI-MANAGER MID CAP FUND (A) | Information Technology 706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
JNL MULTI-MANAGER MID CAP FUND (A) | Health Care 707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL MULTI-MANAGER MID CAP FUND (A) | Financials 708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL MULTI-MANAGER MID CAP FUND (A) | Consumer Discretionary 709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL MULTI-MANAGER MID CAP FUND (A) | Consumer Staples 710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL MULTI-MANAGER MID CAP FUND (A) | Materials 711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL MULTI-MANAGER MID CAP FUND (A) | Other Short Term Investments 712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL MULTI-MANAGER MID CAP FUND (A) | Utilities 713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL MULTI-MANAGER MID CAP FUND (A) | Real Estate 714 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL MULTI-MANAGER MID CAP FUND (A) | Other Sectors 715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL MULTI-MANAGER MID CAP FUND (A) | Total Net Assets 716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
JNL Multi-Manager Small Cap Growth Fund (A) | Information Technology 729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
JNL Multi-Manager Small Cap Growth Fund (A) | Industrials 730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
JNL Multi-Manager Small Cap Growth Fund (A) | Health Care 731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
JNL Multi-Manager Small Cap Growth Fund (A) | Consumer Discretionary 732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JNL Multi-Manager Small Cap Growth Fund (A) | Financials 733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL Multi-Manager Small Cap Growth Fund (A) | Communication Services 734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL Multi-Manager Small Cap Growth Fund (A) | Consumer Staples 735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL Multi-Manager Small Cap Growth Fund (A) | Other Short Term Investments 736 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL Multi-Manager Small Cap Growth Fund (A) | Materials 737 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL Multi-Manager Small Cap Growth Fund (A) | Securities Lending Collateral 738 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL Multi-Manager Small Cap Growth Fund (A) | Other Sectors 739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL Multi-Manager Small Cap Growth Fund (A) | Total Net Assets 740 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Industrials 753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Financials 754 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Consumer Discretionary 755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Health Care 756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Information Technology 757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Consumer Staples 758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Real Estate 759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Energy 760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Materials 761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Other Short Term Investments 762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Other Sectors 763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A) | Total Net Assets 764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL Multi-Manager U.S. Select Equity Fund (A) | Information Technology 777 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
JNL Multi-Manager U.S. Select Equity Fund (A) | Communication Services 778 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
JNL Multi-Manager U.S. Select Equity Fund (A) | Financials 779 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
JNL Multi-Manager U.S. Select Equity Fund (A) | Health Care 780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL Multi-Manager U.S. Select Equity Fund (A) | Industrials 781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL Multi-Manager U.S. Select Equity Fund (A) | Consumer Staples 782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL Multi-Manager U.S. Select Equity Fund (A) | Utilities 783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL Multi-Manager U.S. Select Equity Fund (A) | Consumer Discretionary 784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL Multi-Manager U.S. Select Equity Fund (A) | Other Short Term Investments 785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL Multi-Manager U.S. Select Equity Fund (A) | Energy 786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL Multi-Manager U.S. Select Equity Fund (A) | Other Sectors 787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL Multi-Manager U.S. Select Equity Fund (A) | Total Net Assets 788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/AB Sustainable Global Thematic Fund (A) | Information Technology 801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
JNL/AB Sustainable Global Thematic Fund (A) | Derivative Instruments 802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
JNL/AB Sustainable Global Thematic Fund (A) | Industrials 803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
JNL/AB Sustainable Global Thematic Fund (A) | Financials 804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
JNL/AB Sustainable Global Thematic Fund (A) | Health Care 805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/AB Sustainable Global Thematic Fund (A) | Consumer Discretionary 806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/AB Sustainable Global Thematic Fund (A) | Utilities 807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/AB Sustainable Global Thematic Fund (A) | Consumer Staples 808 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/AB Sustainable Global Thematic Fund (A) | Other Short Term Investments 809 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/AB Sustainable Global Thematic Fund (A) | Energy 810 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/AB Sustainable Global Thematic Fund (A) | Total Net Assets 811 [Member]
Holdings [Line Items]
Percent of Net Asset Value	122.30%
JNL/AB Sustainable Global Thematic Fund (A) | Shorts Derivative Instruments 802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.50%)
JNL/AB Sustainable Global Thematic Fund (A) | Total Shorts 802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.50%)
JNL/AQR Large Cap Defensive Style Fund (A) | Information Technology 827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
JNL/AQR Large Cap Defensive Style Fund (A) | Consumer Staples 828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
JNL/AQR Large Cap Defensive Style Fund (A) | Industrials 829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
JNL/AQR Large Cap Defensive Style Fund (A) | Financials 830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/AQR Large Cap Defensive Style Fund (A) | Health Care 831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
JNL/AQR Large Cap Defensive Style Fund (A) | Communication Services 832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL/AQR Large Cap Defensive Style Fund (A) | Consumer Discretionary 833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL/AQR Large Cap Defensive Style Fund (A) | Other Short Term Investments 834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/AQR Large Cap Defensive Style Fund (A) | Derivative Instruments 835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/AQR Large Cap Defensive Style Fund (A) | Energy 836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/AQR Large Cap Defensive Style Fund (A) | Other Sectors 837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/AQR Large Cap Defensive Style Fund (A) | Total Net Assets 838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.60%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Derivative Instruments 851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	127.30%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Information Technology 852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Financials 853 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Industrials 854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Consumer Discretionary 855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Other Short Term Investments 856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Communication Services 857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Health Care 858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Non U S Government Agency A B S 859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Government Securities 860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Other Sectors 861 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Total Net Assets 862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	228.50%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Shorts Derivative Instruments 851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(60.60%)
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A) | Total Shorts 851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(60.60%)
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Materials 878 [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Energy 879 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Securities Lending Collateral 880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Consumer Staples 881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Other Short Term Investments 882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A) | Total Net Assets 883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.10%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Information Technology 896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Communication Services 897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Consumer Discretionary 898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Financials 899 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Health Care 900 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Industrials 901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Materials 902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Real Estate 903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Other Short Term Investments 904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A) | Total Net Assets 905 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Financials 918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Industrials 919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Information Technology 920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Health Care 921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Consumer Staples 922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Consumer Discretionary 923 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Materials 924 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Utilities 925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Communication Services 926 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Energy 927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Other Sectors 928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A) | Total Net Assets 929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
JNL/ClearBridge Large Cap Growth Fund (A) | Information Technology 942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
JNL/ClearBridge Large Cap Growth Fund (A) | Communication Services 943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
JNL/ClearBridge Large Cap Growth Fund (A) | Consumer Discretionary 944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/ClearBridge Large Cap Growth Fund (A) | Industrials 945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/ClearBridge Large Cap Growth Fund (A) | Financials 946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/ClearBridge Large Cap Growth Fund (A) | Health Care 947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/ClearBridge Large Cap Growth Fund (A) | Materials 948 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/ClearBridge Large Cap Growth Fund (A) | Consumer Staples 949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/ClearBridge Large Cap Growth Fund (A) | Real Estate 950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/ClearBridge Large Cap Growth Fund (A) | Other Short Term Investments 951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/ClearBridge Large Cap Growth Fund (A) | Other Sectors 952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/ClearBridge Large Cap Growth Fund (A) | Total Net Assets 953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
JNL/Cohen & Steers U.S. Realty Fund (A) | Real Estate 966 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
JNL/Cohen & Steers U.S. Realty Fund (A) | Consumer Discretionary 967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/Cohen & Steers U.S. Realty Fund (A) | Warrants 968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Cohen & Steers U.S. Realty Fund (A) | Health Care 969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Cohen & Steers U.S. Realty Fund (A) | Other Short Term Investments 970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Cohen & Steers U.S. Realty Fund (A) | Total Net Assets 971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
JNL/DFA International Core Equity Fund (A) | Financials 984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
JNL/DFA International Core Equity Fund (A) | Industrials 985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/DFA International Core Equity Fund (A) | Consumer Discretionary 986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/DFA International Core Equity Fund (A) | Materials 987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL/DFA International Core Equity Fund (A) | Health Care 988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL/DFA International Core Equity Fund (A) | Energy 989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/DFA International Core Equity Fund (A) | Consumer Staples 990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/DFA International Core Equity Fund (A) | Information Technology 991 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/DFA International Core Equity Fund (A) | Communication Services 992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/DFA International Core Equity Fund (A) | Utilities 993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/DFA International Core Equity Fund (A) | Other Sectors 994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/DFA International Core Equity Fund (A) | Total Net Assets 995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
JNL/DFA U.S. CORE EQUITY FUND (A) | Information Technology 1008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
JNL/DFA U.S. CORE EQUITY FUND (A) | Financials 1009 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
JNL/DFA U.S. CORE EQUITY FUND (A) | Industrials 1010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL/DFA U.S. CORE EQUITY FUND (A) | Consumer Discretionary 1011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/DFA U.S. CORE EQUITY FUND (A) | Communication Services 1012 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/DFA U.S. CORE EQUITY FUND (A) | Health Care 1013 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/DFA U.S. CORE EQUITY FUND (A) | Consumer Staples 1014 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/DFA U.S. CORE EQUITY FUND (A) | Energy 1015 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/DFA U.S. CORE EQUITY FUND (A) | Materials 1016 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/DFA U.S. CORE EQUITY FUND (A) | Utilities 1017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/DFA U.S. CORE EQUITY FUND (A) | Other Sectors 1018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/DFA U.S. CORE EQUITY FUND (A) | Total Net Assets 1019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/DFA U.S. Small Cap Fund (A) | Industrials 1032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
JNL/DFA U.S. Small Cap Fund (A) | Financials 1033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
JNL/DFA U.S. Small Cap Fund (A) | Consumer Discretionary 1034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
JNL/DFA U.S. Small Cap Fund (A) | Information Technology 1035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/DFA U.S. Small Cap Fund (A) | Health Care 1036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/DFA U.S. Small Cap Fund (A) | Materials 1037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/DFA U.S. Small Cap Fund (A) | Energy 1038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/DFA U.S. Small Cap Fund (A) | Consumer Staples 1039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/DFA U.S. Small Cap Fund (A) | Utilities 1040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/DFA U.S. Small Cap Fund (A) | Communication Services 1041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/DFA U.S. Small Cap Fund (A) | Other Sectors 1042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/DFA U.S. Small Cap Fund (A) | Total Net Assets 1043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
JNL/DoubleLine Core Fixed Income Fund (A) | Derivative Instruments 1056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
JNL/DoubleLine Core Fixed Income Fund (A) | Government Securities 1057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
JNL/DoubleLine Core Fixed Income Fund (A) | U S Government Agency M B S 1058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
JNL/DoubleLine Core Fixed Income Fund (A) | Non U S Government Agency A B S 1059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
JNL/DoubleLine Core Fixed Income Fund (A) | Financials 1060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/DoubleLine Core Fixed Income Fund (A) | Industrials 1061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/DoubleLine Core Fixed Income Fund (A) | Other Short Term Investments 1062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/DoubleLine Core Fixed Income Fund (A) | Utilities 1063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/DoubleLine Core Fixed Income Fund (A) | Energy 1064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/DoubleLine Core Fixed Income Fund (A) | Information Technology 1065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/DoubleLine Core Fixed Income Fund (A) | Other Sectors 1066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/DoubleLine Core Fixed Income Fund (A) | Total Net Assets 1067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	160.50%
JNL/DoubleLine Core Fixed Income Fund (A) | Shorts Derivative Instruments 1056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
JNL/DoubleLine Core Fixed Income Fund (A) | Total Shorts 1056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Financials 1083 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Utilities 1084 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Energy 1085 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Materials 1086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Industrials 1087 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Government Securities 1088 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Consumer Staples 1089 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Real Estate 1090 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Other Short Term Investments 1091 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Communication Services 1092 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Other Sectors 1093 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A) | Total Net Assets 1094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Derivative Instruments 1107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Non U S Government Agency A B S 1108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Government Securities 1109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | U S Government Agency M B S 1110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Financials 1111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Other Short Term Investments 1112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Industrials 1113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Utilities 1114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Energy 1115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Information Technology 1116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Other Sectors 1117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/DoubleLine Shiller Enhanced CAPE Fund (A) | Total Net Assets 1118 [Member]
Holdings [Line Items]
Percent of Net Asset Value	193.60%
JNL/DoubleLine Total Return Fund (A) | Derivative Instruments 1131 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.20%
JNL/DoubleLine Total Return Fund (A) | U S Government Agency M B S 1132 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
JNL/DoubleLine Total Return Fund (A) | Non U S Government Agency A B S 1133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
JNL/DoubleLine Total Return Fund (A) | Other Short Term Investments 1134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/DoubleLine Total Return Fund (A) | Total Net Assets 1135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	157.00%
JNL/DoubleLine Total Return Fund (A) | Shorts Derivative Instruments 1131 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
JNL/DoubleLine Total Return Fund (A) | Total Shorts 1131 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
JNL/Dreyfus Government Money Market Fund (A) | Repurchase Agreements 1151 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
JNL/Dreyfus Government Money Market Fund (A) | Government Securities 1152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
JNL/Dreyfus Government Money Market Fund (A) | Discount Notes 1153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/Dreyfus Government Money Market Fund (A) | Total Net Assets 1154 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Government Securities 1167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | U S Government Agency M B S 1168 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Non U S Government Agency A B S 1169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Financials 1170 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Derivative Instruments 1171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Energy 1172 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Industrials 1173 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Communication Services 1174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Real Estate 1175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Consumer Discretionary 1176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Other Sectors 1177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Total Net Assets 1178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.40%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Shorts Derivative Instruments 1171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Shorts U S Goverment Agency 1171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (A) | Total Shorts 1171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Utilities 1195 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Industrials 1196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Energy 1197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Real Estate 1198 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Securities Lending Collateral 1199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Communication Services 1200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Other Short Term Investments 1201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A) | Total Net Assets 1202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Equity Linked Structured Notes 1215 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Health Care 1216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Industrials 1217 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Energy 1218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Financials 1219 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Utilities 1220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Consumer Staples 1221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | U S Government Agency M B S 1222 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Consumer Discretionary 1223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Materials 1224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Other Sectors 1225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL/FRANKLIN TEMPLETON INCOME FUND (A) | Total Net Assets 1226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
JNL/GOLDMAN SACHS 4 FUND (A) | Information Technology 1239 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
JNL/GOLDMAN SACHS 4 FUND (A) | Financials 1240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/GOLDMAN SACHS 4 FUND (A) | Health Care 1241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/GOLDMAN SACHS 4 FUND (A) | Consumer Discretionary 1242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/GOLDMAN SACHS 4 FUND (A) | Communication Services 1243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/GOLDMAN SACHS 4 FUND (A) | Industrials 1244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/GOLDMAN SACHS 4 FUND (A) | Consumer Staples 1245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/GOLDMAN SACHS 4 FUND (A) | Utilities 1246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/GOLDMAN SACHS 4 FUND (A) | Energy 1247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/GOLDMAN SACHS 4 FUND (A) | Real Estate 1248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/GOLDMAN SACHS 4 FUND (A) | Other Sectors 1249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/GOLDMAN SACHS 4 FUND (A) | Total Net Assets 1250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/GQG Emerging Markets Equity Fund (A) | Financials 1263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
JNL/GQG Emerging Markets Equity Fund (A) | Consumer Staples 1264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
JNL/GQG Emerging Markets Equity Fund (A) | Industrials 1265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
JNL/GQG Emerging Markets Equity Fund (A) | Information Technology 1266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/GQG Emerging Markets Equity Fund (A) | Energy 1267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL/GQG Emerging Markets Equity Fund (A) | Utilities 1268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/GQG Emerging Markets Equity Fund (A) | Communication Services 1269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/GQG Emerging Markets Equity Fund (A) | Consumer Discretionary 1270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/GQG Emerging Markets Equity Fund (A) | Materials 1271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/GQG Emerging Markets Equity Fund (A) | Health Care 1272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/GQG Emerging Markets Equity Fund (A) | Other Sectors 1273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/GQG Emerging Markets Equity Fund (A) | Total Net Assets 1274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
JNL/Invesco Diversified Dividend Fund (A) | Financials 1287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/Invesco Diversified Dividend Fund (A) | Industrials 1288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
JNL/Invesco Diversified Dividend Fund (A) | Consumer Staples 1289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
JNL/Invesco Diversified Dividend Fund (A) | Health Care 1290 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/Invesco Diversified Dividend Fund (A) | Information Technology 1291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
JNL/Invesco Diversified Dividend Fund (A) | Consumer Discretionary 1292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/Invesco Diversified Dividend Fund (A) | Energy 1293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/Invesco Diversified Dividend Fund (A) | Communication Services 1294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/Invesco Diversified Dividend Fund (A) | Utilities 1295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/Invesco Diversified Dividend Fund (A) | Materials 1296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/Invesco Diversified Dividend Fund (A) | Other Sectors 1297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/Invesco Diversified Dividend Fund (A) | Total Net Assets 1298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Information Technology 1311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Communication Services 1312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Financials 1313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Health Care 1314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Consumer Discretionary 1315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Industrials 1316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Real Estate 1317 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Materials 1318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Other Short Term Investments 1319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Securities Lending Collateral 1320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/INVESCO GLOBAL GROWTH FUND (A) | Total Net Assets 1321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Industrials 1334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Information Technology 1335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Health Care 1336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Consumer Discretionary 1337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Financials 1338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Materials 1339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Consumer Staples 1340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Energy 1341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Real Estate 1342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Utilities 1343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Other Sectors 1344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/INVESCO SMALL CAP GROWTH FUND (A) | Total Net Assets 1345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Derivative Instruments 1358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Financials 1359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Government Securities 1360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Information Technology 1361 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Consumer Discretionary 1362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Industrials 1363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Communication Services 1364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Health Care 1365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Energy 1366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Investment Companies 1367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Other Sectors 1368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Total Net Assets 1369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	143.60%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Shorts Derivative Instruments 1358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
JNL/JPMORGAN GLOBAL ALLOCATION FUND (A) | Total Shorts 1358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
JNL/JPMorgan Hedged Equity Fund (A) | Information Technology 1385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
JNL/JPMorgan Hedged Equity Fund (A) | Financials 1386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
JNL/JPMorgan Hedged Equity Fund (A) | Consumer Discretionary 1387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/JPMorgan Hedged Equity Fund (A) | Communication Services 1388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/JPMorgan Hedged Equity Fund (A) | Health Care 1389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/JPMorgan Hedged Equity Fund (A) | Industrials 1390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/JPMorgan Hedged Equity Fund (A) | Consumer Staples 1391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/JPMorgan Hedged Equity Fund (A) | Other Short Term Investments 1392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/JPMorgan Hedged Equity Fund (A) | Energy 1393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/JPMorgan Hedged Equity Fund (A) | Utilities 1394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/JPMorgan Hedged Equity Fund (A) | Other Sectors 1395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/JPMorgan Hedged Equity Fund (A) | Total Net Assets 1396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.10%
JNL/JPMorgan Hedged Equity Fund (A) | Shorts Derivative Instruments 1392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
JNL/JPMorgan Hedged Equity Fund (A) | Total Shorts 1392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Consumer Discretionary 1412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Information Technology 1413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Industrials 1414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Health Care 1415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Financials 1416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Communication Services 1417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Energy 1418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Utilities 1419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Consumer Staples 1420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Real Estate 1421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Other Sectors 1422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/JPMORGAN MIDCAP GROWTH FUND (A) | Total Net Assets 1423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Information Technology 1436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Communication Services 1437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Consumer Discretionary 1438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Health Care 1439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Consumer Staples 1440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Industrials 1441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Derivative Instruments 1442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Other Short Term Investments 1443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Utilities 1444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Materials 1445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Other Sectors 1446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Total Net Assets 1447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Shorts Derivative Instruments 1442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
JNL/JPMorgan Nasdaq Hedged Equity Fund (A) | Total Shorts 1442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | U S Government Agency M B S 1463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Government Securities 1464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Non U S Government Agency A B S 1465 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Financials 1466 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Other Short Term Investments 1467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Communication Services 1468 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Consumer Staples 1469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Health Care 1470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Utilities 1471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Industrials 1472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Other Sectors 1473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A) | Total Net Assets 1474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
JNL/JPMORGAN U.S. VALUE FUND (A) | Financials 1487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
JNL/JPMORGAN U.S. VALUE FUND (A) | Industrials 1488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
JNL/JPMORGAN U.S. VALUE FUND (A) | Health Care 1489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/JPMORGAN U.S. VALUE FUND (A) | Information Technology 1490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/JPMORGAN U.S. VALUE FUND (A) | Consumer Discretionary 1491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/JPMORGAN U.S. VALUE FUND (A) | Energy 1492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/JPMORGAN U.S. VALUE FUND (A) | Consumer Staples 1493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/JPMORGAN U.S. VALUE FUND (A) | Materials 1494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/JPMORGAN U.S. VALUE FUND (A) | Communication Services 1495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/JPMORGAN U.S. VALUE FUND (A) | Utilities 1496 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/JPMORGAN U.S. VALUE FUND (A) | Other Sectors 1497 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/JPMORGAN U.S. VALUE FUND (A) | Total Net Assets 1498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/Lazard International Quality Growth Fund (A) | Information Technology 1511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
JNL/Lazard International Quality Growth Fund (A) | Industrials 1512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
JNL/Lazard International Quality Growth Fund (A) | Financials 1513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
JNL/Lazard International Quality Growth Fund (A) | Health Care 1514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/Lazard International Quality Growth Fund (A) | Communication Services 1515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/Lazard International Quality Growth Fund (A) | Consumer Discretionary 1516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/Lazard International Quality Growth Fund (A) | Consumer Staples 1517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/Lazard International Quality Growth Fund (A) | Other Short Term Investments 1518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/Lazard International Quality Growth Fund (A) | Total Net Assets 1519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/Loomis Sayles Global Growth Fund (A) | Consumer Discretionary 1532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
JNL/Loomis Sayles Global Growth Fund (A) | Communication Services 1533 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
JNL/Loomis Sayles Global Growth Fund (A) | Information Technology 1534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
JNL/Loomis Sayles Global Growth Fund (A) | Health Care 1535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
JNL/Loomis Sayles Global Growth Fund (A) | Financials 1536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/Loomis Sayles Global Growth Fund (A) | Industrials 1537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL/Loomis Sayles Global Growth Fund (A) | Consumer Staples 1538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Loomis Sayles Global Growth Fund (A) | Total Net Assets 1539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
JNL/Lord Abbett Short Duration Income Fund (A) | Derivative Instruments 1552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
JNL/Lord Abbett Short Duration Income Fund (A) | Non U S Government Agency A B S 1553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
JNL/Lord Abbett Short Duration Income Fund (A) | Financials 1554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
JNL/Lord Abbett Short Duration Income Fund (A) | Energy 1555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL/Lord Abbett Short Duration Income Fund (A) | Industrials 1556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/Lord Abbett Short Duration Income Fund (A) | Consumer Discretionary 1557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/Lord Abbett Short Duration Income Fund (A) | Utilities 1558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/Lord Abbett Short Duration Income Fund (A) | Government Securities 1559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/Lord Abbett Short Duration Income Fund (A) | Consumer Staples 1560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/Lord Abbett Short Duration Income Fund (A) | Health Care 1561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/Lord Abbett Short Duration Income Fund (A) | Other Sectors 1562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/Lord Abbett Short Duration Income Fund (A) | Total Net Assets 1563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	141.60%
JNL/Lord Abbett Short Duration Income Fund (A) | Shorts Derivative Instruments 1552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
JNL/Lord Abbett Short Duration Income Fund (A) | Total Shorts 1552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
JNL/Mellon Communication Services Sector Fund (A) | Communication Services 1579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
JNL/Mellon Communication Services Sector Fund (A) | Derivative Instruments 1580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Communication Services Sector Fund (A) | Real Estate 1581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Communication Services Sector Fund (A) | Other Short Term Investments 1582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Communication Services Sector Fund (A) | Securities Lending Collateral 1583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Communication Services Sector Fund (A) | Total Net Assets 1584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Consumer Discretionary 1597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Materials 1598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Industrials 1599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Consumer Staples 1600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Derivative Instruments 1601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Securities Lending Collateral 1602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Other Short Term Investments 1603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Consumer Discretionary Sector Fund (A) | Total Net Assets 1604 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/Mellon Consumer Staples Sector Fund (A) | Consumer Staples 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
JNL/Mellon Consumer Staples Sector Fund (A) | Consumer Discretionary 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/Mellon Consumer Staples Sector Fund (A) | Derivative Instruments 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/Mellon Consumer Staples Sector Fund (A) | Health Care 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Staples Sector Fund (A) | Other Short Term Investments 7 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Staples Sector Fund (A) | Securities Lending Collateral 8 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Staples Sector Fund (A) | Total Net Assets 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
JNL/Mellon Dow Index Fund (A) | Financials 1617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
JNL/Mellon Dow Index Fund (A) | Information Technology 1618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
JNL/Mellon Dow Index Fund (A) | Industrials 1619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL/Mellon Dow Index Fund (A) | Consumer Discretionary 1620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
JNL/Mellon Dow Index Fund (A) | Health Care 1621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/Mellon Dow Index Fund (A) | Materials 1622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/Mellon Dow Index Fund (A) | Consumer Staples 1623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/Mellon Dow Index Fund (A) | Communication Services 1624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/Mellon Dow Index Fund (A) | Energy 1625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Mellon Dow Index Fund (A) | Derivative Instruments 1626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/Mellon Dow Index Fund (A) | Other Sectors 1627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/Mellon Dow Index Fund (A) | Total Net Assets 1628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
JNL/Mellon Energy Sector Fund (A) | Energy 1641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
JNL/Mellon Energy Sector Fund (A) | Derivative Instruments 1642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Energy Sector Fund (A) | Other Short Term Investments 1643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Energy Sector Fund (A) | Utilities 1644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Energy Sector Fund (A) | Securities Lending Collateral 1645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Energy Sector Fund (A) | Total Net Assets 1646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL/Mellon Financial Sector Fund (A) | Financials 1659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
JNL/Mellon Financial Sector Fund (A) | Derivative Instruments 1660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Financial Sector Fund (A) | Other Short Term Investments 1661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Financial Sector Fund (A) | Industrials 1662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Financial Sector Fund (A) | Information Technology 1663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Financial Sector Fund (A) | Securities Lending Collateral 1664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Financial Sector Fund (A) | Health Care 1665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Financial Sector Fund (A) | Total Net Assets 1666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
JNL/Mellon Healthcare Sector Fund (A) | Health Care 1679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
JNL/Mellon Healthcare Sector Fund (A) | Materials 1680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Healthcare Sector Fund (A) | Derivative Instruments 1681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Healthcare Sector Fund (A) | Consumer Staples 1682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Healthcare Sector Fund (A) | Securities Lending Collateral 1683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Healthcare Sector Fund (A) | Total Net Assets 1684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/Mellon Industrials Sector Fund (A) | Industrials 1697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
JNL/Mellon Industrials Sector Fund (A) | Derivative Instruments 1698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/Mellon Industrials Sector Fund (A) | Other Short Term Investments 1699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/Mellon Industrials Sector Fund (A) | Consumer Discretionary 1700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Industrials Sector Fund (A) | Financials 1701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Industrials Sector Fund (A) | Materials 1702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Industrials Sector Fund (A) | Information Technology 1703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Industrials Sector Fund (A) | Securities Lending Collateral 1704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Industrials Sector Fund (A) | Utilities 1705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Industrials Sector Fund (A) | Total Net Assets 1706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
JNL/Mellon Information Technology Sector Fund (A) | Information Technology 1719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.30%
JNL/Mellon Information Technology Sector Fund (A) | Industrials 1720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/Mellon Information Technology Sector Fund (A) | Financials 1721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/Mellon Information Technology Sector Fund (A) | Communication Services 1722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/Mellon Information Technology Sector Fund (A) | Derivative Instruments 1723 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Information Technology Sector Fund (A) | Consumer Discretionary 1724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Information Technology Sector Fund (A) | Other Short Term Investments 1725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Information Technology Sector Fund (A) | Securities Lending Collateral 1726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Information Technology Sector Fund (A) | Total Net Assets 1727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
JNL/Mellon Materials Sector Fund (A) | Materials 1740 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
JNL/Mellon Materials Sector Fund (A) | Industrials 1741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/Mellon Materials Sector Fund (A) | Derivative Instruments 1742 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Materials Sector Fund (A) | Other Short Term Investments 1743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Materials Sector Fund (A) | Consumer Staples 1744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Materials Sector Fund (A) | Total Net Assets 1745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL/Mellon Nasdaq 100 Index Fund (A) | Information Technology 1758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%
JNL/Mellon Nasdaq 100 Index Fund (A) | Communication Services 1759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
JNL/Mellon Nasdaq 100 Index Fund (A) | Consumer Discretionary 1760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/Mellon Nasdaq 100 Index Fund (A) | Consumer Staples 1761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/Mellon Nasdaq 100 Index Fund (A) | Health Care 1762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/Mellon Nasdaq 100 Index Fund (A) | Industrials 1763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/Mellon Nasdaq 100 Index Fund (A) | Utilities 1764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/Mellon Nasdaq 100 Index Fund (A) | Materials 1765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/Mellon Nasdaq 100 Index Fund (A) | Derivative Instruments 1766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Nasdaq 100 Index Fund (A) | Other Short Term Investments 1767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Nasdaq 100 Index Fund (A) | Other Sectors 1768 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/Mellon Nasdaq 100 Index Fund (A) | Total Net Assets 1769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon Real Estate Sector Fund (A) | Real Estate 1782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
JNL/Mellon Real Estate Sector Fund (A) | Financials 1783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/Mellon Real Estate Sector Fund (A) | Derivative Instruments 1784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Real Estate Sector Fund (A) | Securities Lending Collateral 1785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Real Estate Sector Fund (A) | Other Short Term Investments 1786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Real Estate Sector Fund (A) | Total Net Assets 1787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/MELLON S&P 500 INDEX FUND (A) | Information Technology 1800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
JNL/MELLON S&P 500 INDEX FUND (A) | Financials 1801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL/MELLON S&P 500 INDEX FUND (A) | Consumer Discretionary 1802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL/MELLON S&P 500 INDEX FUND (A) | Communication Services 1803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/MELLON S&P 500 INDEX FUND (A) | Health Care 1804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/MELLON S&P 500 INDEX FUND (A) | Industrials 1805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/MELLON S&P 500 INDEX FUND (A) | Consumer Staples 1806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/MELLON S&P 500 INDEX FUND (A) | Securities Lending Collateral 1807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/MELLON S&P 500 INDEX FUND (A) | Energy 1808 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/MELLON S&P 500 INDEX FUND (A) | Utilities 1809 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/MELLON S&P 500 INDEX FUND (A) | Other Sectors 1810 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/MELLON S&P 500 INDEX FUND (A) | Total Net Assets 1811 [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.00%
JNL/Mellon U.S. Stock Market Index Fund (A) | Information Technology 1824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
JNL/Mellon U.S. Stock Market Index Fund (A) | Financials 1825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
JNL/Mellon U.S. Stock Market Index Fund (A) | Consumer Discretionary 1826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
JNL/Mellon U.S. Stock Market Index Fund (A) | Industrials 1827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL/Mellon U.S. Stock Market Index Fund (A) | Communication Services 1828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/Mellon U.S. Stock Market Index Fund (A) | Health Care 1829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/Mellon U.S. Stock Market Index Fund (A) | Consumer Staples 1830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/Mellon U.S. Stock Market Index Fund (A) | Energy 1831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Mellon U.S. Stock Market Index Fund (A) | Real Estate 1832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/Mellon U.S. Stock Market Index Fund (A) | Utilities 1833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/Mellon U.S. Stock Market Index Fund (A) | Other Sectors 1834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/Mellon U.S. Stock Market Index Fund (A) | Total Net Assets 1835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/MELLON UTILITIES SECTOR FUND (A) | Utilities 1848 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON UTILITIES SECTOR FUND (A) | Other Short Term Investments 1849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/MELLON UTILITIES SECTOR FUND (A) | Derivative Instruments 1850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/MELLON UTILITIES SECTOR FUND (A) | Total Net Assets 1851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
JNL/Mellon World Index Fund (A) | Information Technology 1864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
JNL/Mellon World Index Fund (A) | Financials 1865 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
JNL/Mellon World Index Fund (A) | Industrials 1866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
JNL/Mellon World Index Fund (A) | Consumer Discretionary 1867 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/Mellon World Index Fund (A) | Health Care 1868 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/Mellon World Index Fund (A) | Communication Services 1869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/Mellon World Index Fund (A) | Consumer Staples 1870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/Mellon World Index Fund (A) | Energy 1871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/Mellon World Index Fund (A) | Materials 1872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Mellon World Index Fund (A) | Utilities 1873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/Mellon World Index Fund (A) | Other Sectors 1874 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/Mellon World Index Fund (A) | Total Net Assets 1875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon World Index Fund (A) | Shorts Derivative Instruments 1872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Mellon World Index Fund (A) | Total Shorts 1872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/MFS MID CAP VALUE FUND (A) | Financials 1891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
JNL/MFS MID CAP VALUE FUND (A) | Industrials 1892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
JNL/MFS MID CAP VALUE FUND (A) | Consumer Discretionary 1893 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/MFS MID CAP VALUE FUND (A) | Health Care 1894 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/MFS MID CAP VALUE FUND (A) | Utilities 1895 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/MFS MID CAP VALUE FUND (A) | Real Estate 1896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/MFS MID CAP VALUE FUND (A) | Materials 1897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
JNL/MFS MID CAP VALUE FUND (A) | Consumer Staples 1898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/MFS MID CAP VALUE FUND (A) | Information Technology 1899 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/MFS MID CAP VALUE FUND (A) | Energy 1900 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JNL/MFS MID CAP VALUE FUND (A) | Other Sectors 1901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/MFS MID CAP VALUE FUND (A) | Total Net Assets 1902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Financials 1915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Industrials 1916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Investment Companies 1917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Health Care 1918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Communication Services 1919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Information Technology 1920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Other Short Term Investments 1921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (A) | Total Net Assets 1922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Consumer Discretionary 1935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Industrials 1936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Information Technology 1937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Health Care 1938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Financials 1939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Materials 1940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Consumer Staples 1941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Communication Services 1942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Utilities 1943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Energy 1944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Other Sectors 1945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/Morningstar SMID Moat Focus Index Fund (A) | Total Net Assets 1946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Information Technology 1959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Financials 1960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Health Care 1961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Consumer Discretionary 1962 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Industrials 1963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Communication Services 1964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Real Estate 1965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Consumer Staples 1966 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Materials 1967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Energy 1968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Other Sectors 1969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Morningstar U.S. Sustainability Index Fund (A) | Total Net Assets 1970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Morningstar Wide Moat Index Fund (A) | Information Technology 1983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
JNL/Morningstar Wide Moat Index Fund (A) | Health Care 1984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/Morningstar Wide Moat Index Fund (A) | Industrials 1985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/Morningstar Wide Moat Index Fund (A) | Consumer Staples 1986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/Morningstar Wide Moat Index Fund (A) | Financials 1987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/Morningstar Wide Moat Index Fund (A) | Communication Services 1988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/Morningstar Wide Moat Index Fund (A) | Consumer Discretionary 1989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/Morningstar Wide Moat Index Fund (A) | Materials 1990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/Morningstar Wide Moat Index Fund (A) | Derivative Instruments 1991 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Morningstar Wide Moat Index Fund (A) | Other Short Term Investments 1992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Morningstar Wide Moat Index Fund (A) | Total Net Assets 1993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Derivative Instruments 2006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.10%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Financials 2007 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Other Short Term Investments 2008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Non U S Government Agency A B S 2009 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Health Care 2010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Communication Services 2011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Information Technology 2012 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Industrials 2013 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Consumer Staples 2014 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Utilities 2015 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Other Sectors 2016 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Total Net Assets 2017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	202.20%
JNL/Neuberger Berman Commodity Strategy Fund (A) | Shorts Derivative Instruments 2006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
JNL/Neuberger Berman Commodity Strategy Fund (A) | Total Shorts 2006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Derivative Instruments 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Other Short Term Investments 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Financials 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Health Care 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Communication Services 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Information Technology 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Investment Companies 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Utilities 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Consumer Staples 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Energy 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Other Sectors 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/Neuberger Berman Gold Plus Strategy Fund (A) | Total Net Assets 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	190.80%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | U S Government Agency M B S 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Derivative Instruments 2058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Non U S Government Agency A B S 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Government Securities 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Financials 2061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Consumer Discretionary 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Energy 2063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Communication Services 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Industrials 2065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Utilities 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Other Sectors 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Total Net Assets 2068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	134.50%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Shorts Derivative Instruments 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A) | Total Shorts 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
JNL/Newton Equity Income Fund (A) | Financials 2084 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
JNL/Newton Equity Income Fund (A) | Industrials 2085 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL/Newton Equity Income Fund (A) | Health Care 2086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
JNL/Newton Equity Income Fund (A) | Information Technology 2087 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/Newton Equity Income Fund (A) | Energy 2088 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/Newton Equity Income Fund (A) | Materials 2089 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/Newton Equity Income Fund (A) | Communication Services 2090 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/Newton Equity Income Fund (A) | Consumer Discretionary 2091 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/Newton Equity Income Fund (A) | Other Short Term Investments 2092 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Newton Equity Income Fund (A) | Consumer Staples 2093 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Newton Equity Income Fund (A) | Other Sectors 2094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/Newton Equity Income Fund (A) | Total Net Assets 2095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
JNL/PIMCO Income Fund (A) | Derivative Instruments 2108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	144.60%
JNL/PIMCO Income Fund (A) | U S Government Agency M B S 2109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.80%
JNL/PIMCO Income Fund (A) | Non U S Government Agency A B S 2110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
JNL/PIMCO Income Fund (A) | Government Securities 2111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
JNL/PIMCO Income Fund (A) | Other Short Term Investments 2112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/PIMCO Income Fund (A) | Financials 2113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/PIMCO Income Fund (A) | Utilities 2114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/PIMCO Income Fund (A) | Health Care 2115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/PIMCO Income Fund (A) | Energy 2116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/PIMCO Income Fund (A) | Communication Services 2117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/PIMCO Income Fund (A) | Other Sectors 2118 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/PIMCO Income Fund (A) | Total Net Assets 2119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	295.50%
JNL/PIMCO Income Fund (A) | Shorts Derivative Instruments 2108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(113.60%)
JNL/PIMCO Income Fund (A) | Shorts U S Goverment Agency 2108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/PIMCO Income Fund (A) | Total Shorts 2108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(113.60%)
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Derivative Instruments 2136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	135.20%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Financials 2137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Government Securities 2138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Utilities 2139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Energy 2140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Real Estate 2141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Non U S Government Agency A B S 2142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Health Care 2143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Industrials 2144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | U S Government Agency M B S 2145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Other Sectors 2146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Total Net Assets 2147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	236.80%
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Shorts Derivative Instruments 2136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.10%)
JNL/PIMCO Investment Grade Credit Bond Fund (A) | Total Shorts 2136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.10%)
JNL/PIMCO REAL RETURN FUND (A) | Derivative Instruments 2163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.60%
JNL/PIMCO REAL RETURN FUND (A) | Government Securities 2164 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
JNL/PIMCO REAL RETURN FUND (A) | U S Government Agency M B S 2165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
JNL/PIMCO REAL RETURN FUND (A) | Non U S Government Agency A B S 2166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/PIMCO REAL RETURN FUND (A) | Financials 2167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/PIMCO REAL RETURN FUND (A) | Consumer Discretionary 2168 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/PIMCO REAL RETURN FUND (A) | Information Technology 2169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/PIMCO REAL RETURN FUND (A) | Health Care 2170 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/PIMCO REAL RETURN FUND (A) | Total Net Assets 2171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	246.40%
JNL/PIMCO REAL RETURN FUND (A) | Shorts Derivative Instruments 2163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(113.70%)
JNL/PIMCO REAL RETURN FUND (A) | Shorts U S Government Agency 2163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
JNL/PIMCO REAL RETURN FUND (A) | Shorts Government Securities 2163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/PIMCO REAL RETURN FUND (A) | Total Shorts 2163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(115.30%)
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Financials 2189 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Consumer Discretionary 2190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Industrials 2191 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Communication Services 2192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Energy 2193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Information Technology 2194 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Other Short Term Investments 2195 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Health Care 2196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Consumer Staples 2197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Materials 2198 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Other Sectors 2199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A) | Total Net Assets 2200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.90%
JNL/PPM America Investment Grade Credit Fund (A) | Financials 2213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
JNL/PPM America Investment Grade Credit Fund (A) | Health Care 2214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/PPM America Investment Grade Credit Fund (A) | Utilities 2215 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
JNL/PPM America Investment Grade Credit Fund (A) | Industrials 2216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/PPM America Investment Grade Credit Fund (A) | Information Technology 2217 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/PPM America Investment Grade Credit Fund (A) | Government Securities 2218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL/PPM America Investment Grade Credit Fund (A) | Consumer Staples 2219 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/PPM America Investment Grade Credit Fund (A) | Communication Services 2220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/PPM America Investment Grade Credit Fund (A) | Energy 2221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/PPM America Investment Grade Credit Fund (A) | Derivative Instruments 2222 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/PPM America Investment Grade Credit Fund (A) | Other Sectors 2223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
JNL/PPM America Investment Grade Credit Fund (A) | Total Net Assets 2224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
JNL/PPM America Investment Grade Credit Fund (A) | Shorts Derivative Instruments 2222 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
JNL/PPM America Investment Grade Credit Fund (A) | Total Shorts 2222 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
JNL/PPM AMERICA TOTAL RETURN FUND (A) | U S Government Agency M B S 2240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Government Securities 2241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Financials 2242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Derivative Instruments 2243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Non U S Government Agency A B S 2244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Utilities 2245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Industrials 2246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Consumer Staples 2247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Consumer Discretionary 2248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Information Technology 2249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Other Sectors 2250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Total Net Assets 2251 [Member]
Holdings [Line Items]
Percent of Net Asset Value	117.00%
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Shorts Derivative Instruments 2243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
JNL/PPM AMERICA TOTAL RETURN FUND (A) | Total Shorts 2243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Industrials 2267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Financials 2268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Consumer Discretionary 2269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Information Technology 2270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Real Estate 2271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Health Care 2272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Materials 2273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Energy 2274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Communication Services 2275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Consumer Staples 2276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Other Sectors 2277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/RAFI Fundamental U.S. Small Cap Fund (A) | Total Net Assets 2278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Financials 2291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Information Technology 2292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Health Care 2293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Consumer Staples 2294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Industrials 2295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Consumer Discretionary 2296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Communication Services 2297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Energy 2298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Materials 2299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Real Estate 2300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Other Sectors 2301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/RAFI Multi-Factor U.S. Equity Fund (A) | Total Net Assets 2302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
JNL/T. ROWE PRICE BALANCED FUND (A) | Information Technology 2315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
JNL/T. ROWE PRICE BALANCED FUND (A) | Financials 2316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
JNL/T. ROWE PRICE BALANCED FUND (A) | Government Securities 2317 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/T. ROWE PRICE BALANCED FUND (A) | Industrials 2318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/T. ROWE PRICE BALANCED FUND (A) | Consumer Discretionary 2319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/T. ROWE PRICE BALANCED FUND (A) | U S Government Agency M B S 2320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
JNL/T. ROWE PRICE BALANCED FUND (A) | Health Care 2321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/T. ROWE PRICE BALANCED FUND (A) | Communication Services 2322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/T. ROWE PRICE BALANCED FUND (A) | Other Short Term Investments 2323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/T. ROWE PRICE BALANCED FUND (A) | Energy 2324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/T. ROWE PRICE BALANCED FUND (A) | Other Sectors 2325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
JNL/T. ROWE PRICE BALANCED FUND (A) | Total Net Assets 2326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
JNL/T. ROWE PRICE BALANCED FUND (A) | Shorts Derivative Instruments 2316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/T. ROWE PRICE BALANCED FUND (A) | Total Shorts 2316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/T. Rowe Price Capital Appreciation Fund (A) | Information Technology 2342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Government Securities 2343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Health Care 2344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Consumer Discretionary 2345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Other Short Term Investments 2346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Financials 2347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Utilities 2348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Industrials 2349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Communication Services 2350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Energy 2351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Other Sectors 2352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/T. Rowe Price Capital Appreciation Fund (A) | Total Net Assets 2353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Information Technology 2369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Health Care 2370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Consumer Discretionary 2371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Utilities 2372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Financials 2373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Industrials 2374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Communication Services 2375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Energy 2376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Real Estate 2377 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Materials 2378 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A) | Total Net Assets 2379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/T. Rowe Price Growth Stock Fund (A) | Information Technology 2392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
JNL/T. Rowe Price Growth Stock Fund (A) | Consumer Discretionary 2393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
JNL/T. Rowe Price Growth Stock Fund (A) | Communication Services 2394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/T. Rowe Price Growth Stock Fund (A) | Financials 2395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/T. Rowe Price Growth Stock Fund (A) | Health Care 2396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/T. Rowe Price Growth Stock Fund (A) | Industrials 2397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/T. Rowe Price Growth Stock Fund (A) | Materials 2398 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/T. Rowe Price Growth Stock Fund (A) | Other Short Term Investments 2399 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/T. Rowe Price Growth Stock Fund (A) | Total Net Assets 2400 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Information Technology 2413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Health Care 2414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Industrials 2415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Consumer Discretionary 2416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Financials 2417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Energy 2418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Communication Services 2419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Materials 2420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Consumer Staples 2421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Other Short Term Investments 2422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Other Sectors 2423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A) | Total Net Assets 2424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Derivative Instruments 2437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Non U S Government Agency A B S 2438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Government Securities 2439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Financials 2440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | U S Government Agency M B S 2441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Health Care 2442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Energy 2443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Industrials 2444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Utilities 2445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Consumer Discretionary 2446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Other Sectors 2447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A) | Total Net Assets 2448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	131.30%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Energy 2464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Financials 2465 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Communication Services 2466 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Consumer Discretionary 2467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Industrials 2468 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Information Technology 2469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Securities Lending Collateral 2470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Health Care 2471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Consumer Staples 2472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Materials 2473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Other Sectors 2474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (A) | Total Net Assets 2475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
JNL/T. ROWE PRICE VALUE FUND (A) | Financials 2488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
JNL/T. ROWE PRICE VALUE FUND (A) | Industrials 2489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
JNL/T. ROWE PRICE VALUE FUND (A) | Health Care 2490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/T. ROWE PRICE VALUE FUND (A) | Energy 2491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/T. ROWE PRICE VALUE FUND (A) | Information Technology 2492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/T. ROWE PRICE VALUE FUND (A) | Consumer Discretionary 2493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/T. ROWE PRICE VALUE FUND (A) | Consumer Staples 2494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/T. ROWE PRICE VALUE FUND (A) | Materials 2495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/T. ROWE PRICE VALUE FUND (A) | Communication Services 2496 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/T. ROWE PRICE VALUE FUND (A) | Utilities 2497 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/T. ROWE PRICE VALUE FUND (A) | Other Sectors 2498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/T. ROWE PRICE VALUE FUND (A) | Total Net Assets 2499 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/WCM China Quality Growth Fund (A) | Industrials 2512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
JNL/WCM China Quality Growth Fund (A) | Communication Services 2513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
JNL/WCM China Quality Growth Fund (A) | Consumer Discretionary 2514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
JNL/WCM China Quality Growth Fund (A) | Information Technology 2515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL/WCM China Quality Growth Fund (A) | Consumer Staples 2516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/WCM China Quality Growth Fund (A) | Financials 2517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/WCM China Quality Growth Fund (A) | Health Care 2518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/WCM China Quality Growth Fund (A) | Other Short Term Investments 2519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/WCM China Quality Growth Fund (A) | Total Net Assets 2520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
JNL/WCM Focused International Equity Fund (A) | Industrials 2533 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
JNL/WCM Focused International Equity Fund (A) | Financials 2534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
JNL/WCM Focused International Equity Fund (A) | Information Technology 2535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
JNL/WCM Focused International Equity Fund (A) | Communication Services 2536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/WCM Focused International Equity Fund (A) | Consumer Discretionary 2537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/WCM Focused International Equity Fund (A) | Other Short Term Investments 2538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/WCM Focused International Equity Fund (A) | Health Care 2539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/WCM Focused International Equity Fund (A) | Consumer Staples 2540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/WCM Focused International Equity Fund (A) | Materials 2541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/WCM Focused International Equity Fund (A) | Energy 2542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/WCM Focused International Equity Fund (A) | Total Net Assets 2543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
JNL/WCM Focused International Equity Fund (A) | Shorts Derivative Instruments 2541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/WCM Focused International Equity Fund (A) | Total Shorts 2541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Westchester Capital Event Driven Fund (A) | Derivative Instruments 2559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%
JNL/Westchester Capital Event Driven Fund (A) | Communication Services 2560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
JNL/Westchester Capital Event Driven Fund (A) | Financials 2561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
JNL/Westchester Capital Event Driven Fund (A) | Other Short Term Investments 2562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/Westchester Capital Event Driven Fund (A) | Consumer Discretionary 2563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/Westchester Capital Event Driven Fund (A) | Industrials 2564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/Westchester Capital Event Driven Fund (A) | Energy 2565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/Westchester Capital Event Driven Fund (A) | Information Technology 2566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/Westchester Capital Event Driven Fund (A) | Investment Companies 2567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/Westchester Capital Event Driven Fund (A) | Other Equity Interests 2568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/Westchester Capital Event Driven Fund (A) | Other Sectors 2569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/Westchester Capital Event Driven Fund (A) | Total Net Assets 2570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	144.70%
JNL/Westchester Capital Event Driven Fund (A) | Shorts Derivative Instruments 2559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(26.60%)
JNL/Westchester Capital Event Driven Fund (A) | Shorts Real Estate 2559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
JNL/Westchester Capital Event Driven Fund (A) | Shorts Communication Services 2559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
JNL/Westchester Capital Event Driven Fund (A) | Shorts Financials 2559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
JNL/Westchester Capital Event Driven Fund (A) | Shorts Energy 2559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Westchester Capital Event Driven Fund (A) | Total Shorts 2559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(31.00%)
JNL/William Blair International Leaders Fund (A) | Financials 2590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
JNL/William Blair International Leaders Fund (A) | Industrials 2591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
JNL/William Blair International Leaders Fund (A) | Consumer Discretionary 2592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
JNL/William Blair International Leaders Fund (A) | Information Technology 2593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
JNL/William Blair International Leaders Fund (A) | Communication Services 2594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/William Blair International Leaders Fund (A) | Health Care 2595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/William Blair International Leaders Fund (A) | Materials 2596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/William Blair International Leaders Fund (A) | Consumer Staples 2597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/William Blair International Leaders Fund (A) | Other Short Term Investments 2598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/William Blair International Leaders Fund (A) | Utilities 2599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/William Blair International Leaders Fund (A) | Total Net Assets 2600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
JNL/WMC BALANCED FUND (A) | Information Technology 2613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
JNL/WMC BALANCED FUND (A) | Government Securities 2614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
JNL/WMC BALANCED FUND (A) | Financials 2615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/WMC BALANCED FUND (A) | U S Government Agency M B S 2616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/WMC BALANCED FUND (A) | Consumer Discretionary 2617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/WMC BALANCED FUND (A) | Communication Services 2618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/WMC BALANCED FUND (A) | Health Care 2619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/WMC BALANCED FUND (A) | Industrials 2620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/WMC BALANCED FUND (A) | Consumer Staples 2621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/WMC BALANCED FUND (A) | Energy 2622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/WMC BALANCED FUND (A) | Other Sectors 2623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/WMC BALANCED FUND (A) | Total Net Assets 2624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
JNL/WMC BALANCED FUND (A) | Shorts U S Government Agency 2615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
JNL/WMC BALANCED FUND (A) | Total Shorts 2615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
JNL/WMC Equity Income Fund (A) | Financials 2640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
JNL/WMC Equity Income Fund (A) | Health Care 2641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
JNL/WMC Equity Income Fund (A) | Industrials 2642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JNL/WMC Equity Income Fund (A) | Information Technology 2643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
JNL/WMC Equity Income Fund (A) | Consumer Staples 2644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/WMC Equity Income Fund (A) | Energy 2645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/WMC Equity Income Fund (A) | Utilities 2646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL/WMC Equity Income Fund (A) | Materials 2647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/WMC Equity Income Fund (A) | Consumer Discretionary 2648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/WMC Equity Income Fund (A) | Real Estate 2649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/WMC Equity Income Fund (A) | Other Sectors 2650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/WMC Equity Income Fund (A) | Total Net Assets 2651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Real Estate 2664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.00%
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Consumer Discretionary 2665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Health Care 2666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Other Short Term Investments 2667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Industrials 2668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Securities Lending Collateral 2669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Total Net Assets 2670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Shorts Derivative Instruments 2668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
JNL/WMC GLOBAL REAL ESTATE FUND (A) | Total Shorts 2668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
JNL/WMC VALUE FUND (A) | Financials 2686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
JNL/WMC VALUE FUND (A) | Health Care 2687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
JNL/WMC VALUE FUND (A) | Industrials 2688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/WMC VALUE FUND (A) | Information Technology 2689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL/WMC VALUE FUND (A) | Energy 2690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/WMC VALUE FUND (A) | Consumer Staples 2691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/WMC VALUE FUND (A) | Utilities 2692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/WMC VALUE FUND (A) | Consumer Discretionary 2693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/WMC VALUE FUND (A) | Communication Services 2694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/WMC VALUE FUND (A) | Real Estate 2695 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/WMC VALUE FUND (A) | Other Sectors 2696 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/WMC VALUE FUND (A) | Total Net Assets 2697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS BALANCED FUND (I) | Global Balanced 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS BALANCED FUND (I) | Total Net Assets 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Bond Fund of America Fund (I) | Domestic Fixed Income 17 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Bond Fund of America Fund (I) | Total Net Assets 18 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Capital Income Builder Fund (I) | Global Balanced 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Capital Income Builder Fund (I) | Total Net Assets 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS CAPITAL WORLD BOND FUND (I) | Global Fixed Income 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS CAPITAL WORLD BOND FUND (I) | Total Net Assets 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Global Growth Fund (I) | Global Equity 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Global Growth Fund (I) | Total Net Assets 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND (I) | Global Equity 73 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND (I) | Total Net Assets 74 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Growth Fund (I) | Domestic Equity 87 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Growth Fund (I) | Total Net Assets 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (I) | Domestic Equity 101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (I) | Total Net Assets 102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (I) | International Equity 115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (I) | Total Net Assets 116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS NEW WORLD FUND (I) | Emerging Markets Equity 129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS NEW WORLD FUND (I) | Total Net Assets 130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Washington Mutual Investors Fund (I) | Domestic Equity 143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Washington Mutual Investors Fund (I) | Total Net Assets 144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON BOND INDEX FUND (I) | Domestic Fixed Income 157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON BOND INDEX FUND (I) | Total Net Assets 158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON EMERGING MARKETS INDEX FUND (I) | Emerging Markets Equity 171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON EMERGING MARKETS INDEX FUND (I) | Total Net Assets 172 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON INTERNATIONAL INDEX FUND (I) | International Equity 185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON INTERNATIONAL INDEX FUND (I) | Total Net Assets 186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (I) | Domestic Equity 199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (I) | Total Net Assets 200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON SMALL CAP INDEX FUND (I) | Domestic Equity 213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON SMALL CAP INDEX FUND (I) | Total Net Assets 214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Domestic Equity 227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | International Equity 228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Emerging Markets Equity 229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Global Equity 230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Alternative 231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Domestic Fixed Income 232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I) | Total Net Assets 233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Conservative Allocation Fund (I) | Domestic Fixed Income 246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
JNL Conservative Allocation Fund (I) | Alternative 247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
JNL Conservative Allocation Fund (I) | Domestic Equity 248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL Conservative Allocation Fund (I) | Domestic Balanced 249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JNL Conservative Allocation Fund (I) | Emerging Markets Fixed Income 250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL Conservative Allocation Fund (I) | International Equity 251 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Conservative Allocation Fund (I) | Emerging Markets Equity 252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL Conservative Allocation Fund (I) | Total Net Assets 253 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL GROWTH ALLOCATION FUND (I) | Domestic Equity 266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
JNL GROWTH ALLOCATION FUND (I) | International Equity 267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
JNL GROWTH ALLOCATION FUND (I) | Domestic Fixed Income 268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL GROWTH ALLOCATION FUND (I) | Alternative 269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL GROWTH ALLOCATION FUND (I) | Emerging Markets Equity 270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL GROWTH ALLOCATION FUND (I) | Global Equity 271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL GROWTH ALLOCATION FUND (I) | Emerging Markets Fixed Income 272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL GROWTH ALLOCATION FUND (I) | Total Net Assets 273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Moderate Allocation Fund (I) | Domestic Fixed Income 286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
JNL Moderate Allocation Fund (I) | Domestic Equity 287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
JNL Moderate Allocation Fund (I) | Alternative 288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL Moderate Allocation Fund (I) | Domestic Balanced 289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JNL Moderate Allocation Fund (I) | International Equity 290 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL Moderate Allocation Fund (I) | Emerging Markets Equity 291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL Moderate Allocation Fund (I) | Emerging Markets Fixed Income 292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL Moderate Allocation Fund (I) | Global Equity 293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL Moderate Allocation Fund (I) | Total Net Assets 294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Domestic Equity 307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Domestic Fixed Income 308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
JNL MODERATE GROWTH ALLOCATION FUND (I) | International Equity 309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Alternative 310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Emerging Markets Equity 311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Global Equity 312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Emerging Markets Fixed Income 313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL MODERATE GROWTH ALLOCATION FUND (I) | Total Net Assets 314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Domestic Equity 327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | International Equity 328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Domestic Fixed Income 329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Emerging Markets Equity 330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Alternative 331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/JPMorgan Managed Aggressive Growth Fund (I) | Total Net Assets 332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Conservative Fund (I) | Domestic Fixed Income 345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.60%
JNL/JPMorgan Managed Conservative Fund (I) | Domestic Equity 346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
JNL/JPMorgan Managed Conservative Fund (I) | Alternative 347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
JNL/JPMorgan Managed Conservative Fund (I) | International Equity 348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/JPMorgan Managed Conservative Fund (I) | Global Fixed Income 349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/JPMorgan Managed Conservative Fund (I) | Emerging Markets Equity 350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/JPMorgan Managed Conservative Fund (I) | Total Net Assets 351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Growth Fund (I) | Domestic Equity 364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
JNL/JPMorgan Managed Growth Fund (I) | International Equity 365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
JNL/JPMorgan Managed Growth Fund (I) | Domestic Fixed Income 366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
JNL/JPMorgan Managed Growth Fund (I) | Emerging Markets Equity 367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/JPMorgan Managed Growth Fund (I) | Alternative 368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/JPMorgan Managed Growth Fund (I) | Total Net Assets 369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Moderate Fund (I) | Domestic Fixed Income 382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
JNL/JPMorgan Managed Moderate Fund (I) | Domestic Equity 383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
JNL/JPMorgan Managed Moderate Fund (I) | International Equity 384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/JPMorgan Managed Moderate Fund (I) | Alternative 385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/JPMorgan Managed Moderate Fund (I) | Emerging Markets Equity 386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/JPMorgan Managed Moderate Fund (I) | Global Fixed Income 387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/JPMorgan Managed Moderate Fund (I) | Total Net Assets 388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Domestic Equity 401 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Domestic Fixed Income 402 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
JNL/JPMorgan Managed Moderate Growth Fund (I) | International Equity 403 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Alternative 404 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Emerging Markets Equity 405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/JPMorgan Managed Moderate Growth Fund (I) | Total Net Assets 406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Domestic Equity 419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Domestic Fixed Income 420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | International Equity 421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Global Equity 422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Emerging Markets Equity 423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Emerging Markets Fixed Income 424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I) | Total Net Assets 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/American Funds Moderate Allocation Fund (I) | Domestic Fixed Income 438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
JNL/American Funds Moderate Allocation Fund (I) | Domestic Equity 439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
JNL/American Funds Moderate Allocation Fund (I) | International Equity 440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/American Funds Moderate Allocation Fund (I) | Global Equity 441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/American Funds Moderate Allocation Fund (I) | Emerging Markets Fixed Income 442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/American Funds Moderate Allocation Fund (I) | Emerging Markets Equity 443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/American Funds Moderate Allocation Fund (I) | Total Net Assets 444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Domestic Equity 457 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Domestic Fixed Income 458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | International Equity 459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Global Equity 460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Emerging Markets Equity 461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Emerging Markets Fixed Income 462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I) | Total Net Assets 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL Growth ETF Allocation Fund (I) | Domestic Equity 476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
JNL Growth ETF Allocation Fund (I) | International Equity 477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
JNL Growth ETF Allocation Fund (I) | Domestic Fixed Income 478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
JNL Growth ETF Allocation Fund (I) | Emerging Markets Equity 479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL Growth ETF Allocation Fund (I) | Securities Lending Collateral 480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL Growth ETF Allocation Fund (I) | Emerging Markets Fixed Income 481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL Growth ETF Allocation Fund (I) | Total Net Assets 482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
JNL Moderate ETF Allocation Fund (I) | Domestic Fixed Income 495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
JNL Moderate ETF Allocation Fund (I) | Domestic Equity 496 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
JNL Moderate ETF Allocation Fund (I) | International Equity 497 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL Moderate ETF Allocation Fund (I) | Emerging Markets Equity 498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL Moderate ETF Allocation Fund (I) | Securities Lending Collateral 499 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL Moderate ETF Allocation Fund (I) | Emerging Markets Fixed Income 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL Moderate ETF Allocation Fund (I) | Short Term Investments 501 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL Moderate ETF Allocation Fund (I) | Total Net Assets 502 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
JNL Moderate Growth ETF Allocation Fund (I) | Domestic Equity 515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
JNL Moderate Growth ETF Allocation Fund (I) | Domestic Fixed Income 516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
JNL Moderate Growth ETF Allocation Fund (I) | International Equity 517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL Moderate Growth ETF Allocation Fund (I) | Securities Lending Collateral 518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL Moderate Growth ETF Allocation Fund (I) | Emerging Markets Equity 519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL Moderate Growth ETF Allocation Fund (I) | Emerging Markets Fixed Income 520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL Moderate Growth ETF Allocation Fund (I) | Short Term Investments 521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL Moderate Growth ETF Allocation Fund (I) | Total Net Assets 522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.80%
JNL/Vanguard Growth ETF Allocation Fund (I) | Domestic Equity 535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.20%
JNL/Vanguard Growth ETF Allocation Fund (I) | International Equity 536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
JNL/Vanguard Growth ETF Allocation Fund (I) | Domestic Fixed Income 537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
JNL/Vanguard Growth ETF Allocation Fund (I) | Emerging Markets Equity 538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/Vanguard Growth ETF Allocation Fund (I) | Emerging Markets Fixed Income 539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/Vanguard Growth ETF Allocation Fund (I) | Securities Lending Collateral 540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Vanguard Growth ETF Allocation Fund (I) | Total Net Assets 541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Domestic Fixed Income 554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Domestic Equity 555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
JNL/Vanguard Moderate ETF Allocation Fund (I) | International Equity 556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Emerging Markets Fixed Income 557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Emerging Markets Equity 558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Securities Lending Collateral 559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/Vanguard Moderate ETF Allocation Fund (I) | Total Net Assets 560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Domestic Equity 573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Domestic Fixed Income 574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | International Equity 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Emerging Markets Equity 576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Emerging Markets Fixed Income 577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Securities Lending Collateral 578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Short Term Investments 579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Vanguard Moderate Growth ETF Allocation Fund (I) | Total Net Assets 580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
JNL Bond Index Fund (I) | Industrials 601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL Bond Index Fund (I) | Other Sectors 603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL Bond Index Fund (I) | Total Net Assets 604 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.20%
JNL Bond Index Fund (I) | Government Securities 593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
JNL Bond Index Fund (I) | U S Government Agency M B S 594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
JNL Bond Index Fund (I) | Financials 595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL Bond Index Fund (I) | Other Short Term Investments 596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL Bond Index Fund (I) | Health Care 597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL Bond Index Fund (I) | Utilities 598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL Bond Index Fund (I) | Information Technology 599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL Bond Index Fund (I) | Energy 600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL Bond Index Fund (I) | Consumer Staples 602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL Bond Index Fund (I) | Shorts U S Government Agency M B S 594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
JNL Bond Index Fund (I) | Total Shorts 594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
JNL Emerging Markets Index Fund (I) | Financials 620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
JNL Emerging Markets Index Fund (I) | Information Technology 621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
JNL Emerging Markets Index Fund (I) | Consumer Discretionary 622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL Emerging Markets Index Fund (I) | Communication Services 623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL Emerging Markets Index Fund (I) | Industrials 624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL Emerging Markets Index Fund (I) | Materials 625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL Emerging Markets Index Fund (I) | Consumer Staples 626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL Emerging Markets Index Fund (I) | Energy 627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL Emerging Markets Index Fund (I) | Health Care 628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL Emerging Markets Index Fund (I) | Utilities 629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL Emerging Markets Index Fund (I) | Other Sectors 630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL Emerging Markets Index Fund (I) | Total Net Assets 631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
JNL International Index Fund (I) | Financials 644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
JNL International Index Fund (I) | Industrials 645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
JNL International Index Fund (I) | Health Care 646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
JNL International Index Fund (I) | Consumer Discretionary 647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
JNL International Index Fund (I) | Consumer Staples 648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL International Index Fund (I) | Information Technology 649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL International Index Fund (I) | Materials 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL International Index Fund (I) | Communication Services 651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL International Index Fund (I) | Utilities 652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL International Index Fund (I) | Energy 653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL International Index Fund (I) | Other Sectors 654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL International Index Fund (I) | Total Net Assets 655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
JNL International Index Fund (I) | Shorts Derivative Instruments 654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
JNL International Index Fund (I) | Total Shorts 654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
JNL Mid Cap Index Fund (I) | Industrials 671 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
JNL Mid Cap Index Fund (I) | Financials 672 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
JNL Mid Cap Index Fund (I) | Consumer Discretionary 673 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL Mid Cap Index Fund (I) | Information Technology 674 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
JNL Mid Cap Index Fund (I) | Health Care 675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL Mid Cap Index Fund (I) | Real Estate 676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
JNL Mid Cap Index Fund (I) | Materials 677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL Mid Cap Index Fund (I) | Consumer Staples 678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL Mid Cap Index Fund (I) | Energy 679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL Mid Cap Index Fund (I) | Utilities 680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL Mid Cap Index Fund (I) | Other Sectors 681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL Mid Cap Index Fund (I) | Total Net Assets 682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL Small Cap Index Fund (I) | Industrials 695 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
JNL Small Cap Index Fund (I) | Financials 696 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
JNL Small Cap Index Fund (I) | Consumer Discretionary 697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL Small Cap Index Fund (I) | Information Technology 698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
JNL Small Cap Index Fund (I) | Health Care 699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL Small Cap Index Fund (I) | Real Estate 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL Small Cap Index Fund (I) | Materials 701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL Small Cap Index Fund (I) | Energy 702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL Small Cap Index Fund (I) | Communication Services 703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL Small Cap Index Fund (I) | Consumer Staples 704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL Small Cap Index Fund (I) | Other Sectors 705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL Small Cap Index Fund (I) | Total Net Assets 706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
JNL Multi-Manager Alternative Fund (I) | Other Short Term Investments 719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
JNL Multi-Manager Alternative Fund (I) | Financials 720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
JNL Multi-Manager Alternative Fund (I) | Information Technology 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL Multi-Manager Alternative Fund (I) | Communication Services 722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
JNL Multi-Manager Alternative Fund (I) | Consumer Discretionary 723 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL Multi-Manager Alternative Fund (I) | Private Investment Funds 724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL Multi-Manager Alternative Fund (I) | Health Care 725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL Multi-Manager Alternative Fund (I) | Non U S Government Agency A B S 726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL Multi-Manager Alternative Fund (I) | Industrials 727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL Multi-Manager Alternative Fund (I) | Derivative Instruments 728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL Multi-Manager Alternative Fund (I) | Other Sectors 729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL Multi-Manager Alternative Fund (I) | Total Net Assets 730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	131.30%
JNL Multi-Manager Alternative Fund (I) | Shorts Information Technology 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
JNL Multi-Manager Alternative Fund (I) | Shorts Investment Companies 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
JNL Multi-Manager Alternative Fund (I) | Shorts Comsumer Discretionary 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
JNL Multi-Manager Alternative Fund (I) | Shorts Derivative Instruments 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
JNL Multi-Manager Alternative Fund (I) | Shorts Other Short Term Investments 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
JNL Multi-Manager Alternative Fund (I) | Shorts I Financials 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
JNL Multi-Manager Alternative Fund (I) | Shorts Industrials 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
JNL Multi-Manager Alternative Fund (I) | Shorts I Healthcare 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
JNL Multi-Manager Alternative Fund (I) | Shorts Communication Services 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
JNL Multi-Manager Alternative Fund (I) | Shorts Government Securities 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
JNL Multi-Manager Alternative Fund (I) | Shorts Other Sectors 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
JNL Multi-Manager Alternative Fund (I) | Total Shorts 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(32.00%)
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Information Technology 757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Financials 756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Industrials 758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Communication Services 759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Consumer Discretionary 760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Consumer Staples 761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Energy 762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Utilities 763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Materials 764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Health Care 765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Other Sectors 766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I) | Total Net Assets 767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL Multi-Manager Floating Rate Income Fund (I) | Consumer Discretionary 784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL Multi-Manager Floating Rate Income Fund (I) | Industrials 780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
JNL Multi-Manager Floating Rate Income Fund (I) | Information Technology 781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
JNL Multi-Manager Floating Rate Income Fund (I) | Communication Services 782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL Multi-Manager Floating Rate Income Fund (I) | Financials 783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
JNL Multi-Manager Floating Rate Income Fund (I) | Health Care 785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL Multi-Manager Floating Rate Income Fund (I) | Materials 786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL Multi-Manager Floating Rate Income Fund (I) | Energy 787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL Multi-Manager Floating Rate Income Fund (I) | Consumer Staples 788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL Multi-Manager Floating Rate Income Fund (I) | Other Short Term Investments 789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL Multi-Manager Floating Rate Income Fund (I) | Other Sectors 790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL Multi-Manager Floating Rate Income Fund (I) | Total Net Assets 791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
JNL Multi-Manager International Small Cap Fund (I) | Industrials 804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
JNL Multi-Manager International Small Cap Fund (I) | Financials 805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
JNL Multi-Manager International Small Cap Fund (I) | Information Technology 806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
JNL Multi-Manager International Small Cap Fund (I) | Communication Services 807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL Multi-Manager International Small Cap Fund (I) | Consumer Discretionary 808 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL Multi-Manager International Small Cap Fund (I) | Health Care 809 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JNL Multi-Manager International Small Cap Fund (I) | Consumer Staples 810 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL Multi-Manager International Small Cap Fund (I) | Materials 811 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL Multi-Manager International Small Cap Fund (I) | Utilities 812 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL Multi-Manager International Small Cap Fund (I) | Real Estate 813 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL Multi-Manager International Small Cap Fund (I) | Other Sectors 814 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL Multi-Manager International Small Cap Fund (I) | Total Net Assets 815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
JNL Multi-Manager International Small Cap Fund (I) | Shorts Derivative Instruments 813 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL Multi-Manager International Small Cap Fund (I) | Total Shorts 813 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL MULTI-MANAGER MID CAP FUND (I) | Industrials 831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
JNL MULTI-MANAGER MID CAP FUND (I) | Information Technology 832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
JNL MULTI-MANAGER MID CAP FUND (I) | Health Care 833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL MULTI-MANAGER MID CAP FUND (I) | Financials 834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL MULTI-MANAGER MID CAP FUND (I) | Consumer Discretionary 835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL MULTI-MANAGER MID CAP FUND (I) | Consumer Staples 836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL MULTI-MANAGER MID CAP FUND (I) | Materials 837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL MULTI-MANAGER MID CAP FUND (I) | Other Short Term Investments 838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL MULTI-MANAGER MID CAP FUND (I) | Utilities 839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL MULTI-MANAGER MID CAP FUND (I) | Real Estate 840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL MULTI-MANAGER MID CAP FUND (I) | Other Sectors 841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL MULTI-MANAGER MID CAP FUND (I) | Total Net Assets 842 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
JNL Multi-Manager Small Cap Growth Fund (I) | Information Technology 855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
JNL Multi-Manager Small Cap Growth Fund (I) | Industrials 856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
JNL Multi-Manager Small Cap Growth Fund (I) | Health Care 857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
JNL Multi-Manager Small Cap Growth Fund (I) | Consumer Discretionary 858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JNL Multi-Manager Small Cap Growth Fund (I) | Financials 859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL Multi-Manager Small Cap Growth Fund (I) | Communication Services 860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL Multi-Manager Small Cap Growth Fund (I) | Consumer Staples 861 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL Multi-Manager Small Cap Growth Fund (I) | Other Short Term Investments 862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL Multi-Manager Small Cap Growth Fund (I) | Materials 863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL Multi-Manager Small Cap Growth Fund (I) | Securities Lending Collateral 864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL Multi-Manager Small Cap Growth Fund (I) | Other Sectors 865 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL Multi-Manager Small Cap Growth Fund (I) | Total Net Assets 866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Industrials 879 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Financials 880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Consumer Discretionary 881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Health Care 882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Information Technology 883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Consumer Staples 884 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Real Estate 885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Energy 886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Materials 887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Other Short Term Investments 888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Other Sectors 889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I) | Total Net Assets 890 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL Multi-Manager U.S. Select Equity Fund (I) | Information Technology 903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
JNL Multi-Manager U.S. Select Equity Fund (I) | Communication Services 904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
JNL Multi-Manager U.S. Select Equity Fund (I) | Financials 905 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
JNL Multi-Manager U.S. Select Equity Fund (I) | Health Care 906 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL Multi-Manager U.S. Select Equity Fund (I) | Industrials 907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
JNL Multi-Manager U.S. Select Equity Fund (I) | Consumer Staples 908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL Multi-Manager U.S. Select Equity Fund (I) | Utilities 909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL Multi-Manager U.S. Select Equity Fund (I) | Consumer Discretionary 910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL Multi-Manager U.S. Select Equity Fund (I) | Other Short Term Investments 911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL Multi-Manager U.S. Select Equity Fund (I) | Energy 912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL Multi-Manager U.S. Select Equity Fund (I) | Other Sectors 913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL Multi-Manager U.S. Select Equity Fund (I) | Total Net Assets 914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL S&P 500 Index Fund (I) | Information Technology 927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
JNL S&P 500 Index Fund (I) | Financials 928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL S&P 500 Index Fund (I) | Consumer Discretionary 929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL S&P 500 Index Fund (I) | Communication Services 930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL S&P 500 Index Fund (I) | Health Care 931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL S&P 500 Index Fund (I) | Industrials 932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL S&P 500 Index Fund (I) | Consumer Staples 933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL S&P 500 Index Fund (I) | Energy 934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL S&P 500 Index Fund (I) | Utilities 935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL S&P 500 Index Fund (I) | Real Estate 936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL S&P 500 Index Fund (I) | Other Sectors 937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL S&P 500 Index Fund (I) | Total Net Assets 938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/AB Sustainable Global Thematic Fund (I) | Information Technology 951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
JNL/AB Sustainable Global Thematic Fund (I) | Derivative Instruments 952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
JNL/AB Sustainable Global Thematic Fund (I) | Industrials 953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
JNL/AB Sustainable Global Thematic Fund (I) | Financials 954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
JNL/AB Sustainable Global Thematic Fund (I) | Health Care 955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/AB Sustainable Global Thematic Fund (I) | Consumer Discretionary 956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/AB Sustainable Global Thematic Fund (I) | Utilities 957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/AB Sustainable Global Thematic Fund (I) | Consumer Staples 958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/AB Sustainable Global Thematic Fund (I) | Other Short Term Investments 959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/AB Sustainable Global Thematic Fund (I) | Energy 960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/AB Sustainable Global Thematic Fund (I) | Total Net Assets 961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	122.30%
JNL/AB Sustainable Global Thematic Fund (I) | Shorts Derivative Instruments 952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.50%)
JNL/AB Sustainable Global Thematic Fund (I) | Total Shorts 952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.50%)
JNL/AQR Large Cap Defensive Style Fund (I) | Information Technology 977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
JNL/AQR Large Cap Defensive Style Fund (I) | Consumer Staples 978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
JNL/AQR Large Cap Defensive Style Fund (I) | Industrials 979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
JNL/AQR Large Cap Defensive Style Fund (I) | Financials 980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/AQR Large Cap Defensive Style Fund (I) | Health Care 981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
JNL/AQR Large Cap Defensive Style Fund (I) | Communication Services 982 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL/AQR Large Cap Defensive Style Fund (I) | Consumer Discretionary 983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL/AQR Large Cap Defensive Style Fund (I) | Other Short Term Investments 984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/AQR Large Cap Defensive Style Fund (I) | Derivative Instruments 985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/AQR Large Cap Defensive Style Fund (I) | Energy 986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/AQR Large Cap Defensive Style Fund (I) | Other Sectors 987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/AQR Large Cap Defensive Style Fund (I) | Total Net Assets 988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.60%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Derivative Instruments 1001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	127.30%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Information Technology 1002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Financials 1003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Industrials 1004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Consumer Discretionary 1005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Other Short Term Investments 1006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Communication Services 1007 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Health Care 1008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Non U S Government Agency A B S 1009 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Government Securities 1010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Other Sectors 1011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Total Net Assets 1012 [Member]
Holdings [Line Items]
Percent of Net Asset Value	228.50%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Shorts Derivative Instruments 1001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(60.60%)
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I) | Total Shorts 1001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(60.60%)
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Materials 1028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Energy 1029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Securities Lending Collateral 1030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Consumer Staples 1031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Other Short Term Investments 1032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I) | Total Net Assets 1033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.10%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Information Technology 1046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Communication Services 1047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Consumer Discretionary 1048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Financials 1049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Health Care 1050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Industrials 1051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Materials 1052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Real Estate 1053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Other Short Term Investments 1054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I) | Total Net Assets 1055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Financials 1068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Industrials 1069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Information Technology 1070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Health Care 1071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Consumer Staples 1072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Consumer Discretionary 1073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Materials 1074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Utilities 1075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Communication Services 1076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Energy 1077 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Other Sectors 1078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I) | Total Net Assets 1079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
JNL/ClearBridge Large Cap Growth Fund (I) | Information Technology 1092 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
JNL/ClearBridge Large Cap Growth Fund (I) | Communication Services 1093 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
JNL/ClearBridge Large Cap Growth Fund (I) | Consumer Discretionary 1094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/ClearBridge Large Cap Growth Fund (I) | Industrials 1095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/ClearBridge Large Cap Growth Fund (I) | Financials 1096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/ClearBridge Large Cap Growth Fund (I) | Health Care 1097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/ClearBridge Large Cap Growth Fund (I) | Materials 1098 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/ClearBridge Large Cap Growth Fund (I) | Consumer Staples 1099 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/ClearBridge Large Cap Growth Fund (I) | Real Estate 1100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/ClearBridge Large Cap Growth Fund (I) | Other Short Term Investments 1101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/ClearBridge Large Cap Growth Fund (I) | Other Sectors 1102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/ClearBridge Large Cap Growth Fund (I) | Total Net Assets 1103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
JNL/Cohen & Steers U.S. Realty Fund (I) | Real Estate 1116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%
JNL/Cohen & Steers U.S. Realty Fund (I) | Consumer Discretionary 1117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/Cohen & Steers U.S. Realty Fund (I) | Warrants 1118 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Cohen & Steers U.S. Realty Fund (I) | Health Care 1119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Cohen & Steers U.S. Realty Fund (I) | Other Short Term Investments 1120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Cohen & Steers U.S. Realty Fund (I) | Total Net Assets 1121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
JNL/DFA International Core Equity Fund (I) | Financials 1134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
JNL/DFA International Core Equity Fund (I) | Industrials 1135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/DFA International Core Equity Fund (I) | Consumer Discretionary 1136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/DFA International Core Equity Fund (I) | Materials 1137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL/DFA International Core Equity Fund (I) | Health Care 1138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL/DFA International Core Equity Fund (I) | Energy 1139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/DFA International Core Equity Fund (I) | Consumer Staples 1140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/DFA International Core Equity Fund (I) | Information Technology 1141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/DFA International Core Equity Fund (I) | Communication Services 1142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/DFA International Core Equity Fund (I) | Utilities 1143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/DFA International Core Equity Fund (I) | Other Sectors 1144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/DFA International Core Equity Fund (I) | Total Net Assets 1145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
JNL/DFA U.S. CORE EQUITY FUND (I) | Information Technology 1158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
JNL/DFA U.S. CORE EQUITY FUND (I) | Financials 1159 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
JNL/DFA U.S. CORE EQUITY FUND (I) | Industrials 1160 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL/DFA U.S. CORE EQUITY FUND (I) | Consumer Discretionary 1161 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/DFA U.S. CORE EQUITY FUND (I) | Communication Services 1162 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/DFA U.S. CORE EQUITY FUND (I) | Health Care 1163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/DFA U.S. CORE EQUITY FUND (I) | Consumer Staples 1164 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/DFA U.S. CORE EQUITY FUND (I) | Energy 1165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/DFA U.S. CORE EQUITY FUND (I) | Materials 1166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/DFA U.S. CORE EQUITY FUND (I) | Utilities 1167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/DFA U.S. CORE EQUITY FUND (I) | Other Sectors 1168 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/DFA U.S. CORE EQUITY FUND (I) | Total Net Assets 1169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/DFA U.S. Small Cap Fund (I) | Industrials 1182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
JNL/DFA U.S. Small Cap Fund (I) | Financials 1183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
JNL/DFA U.S. Small Cap Fund (I) | Consumer Discretionary 1184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
JNL/DFA U.S. Small Cap Fund (I) | Information Technology 1185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/DFA U.S. Small Cap Fund (I) | Health Care 1186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/DFA U.S. Small Cap Fund (I) | Materials 1187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/DFA U.S. Small Cap Fund (I) | Energy 1188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/DFA U.S. Small Cap Fund (I) | Consumer Staples 1189 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/DFA U.S. Small Cap Fund (I) | Utilities 1190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/DFA U.S. Small Cap Fund (I) | Communication Services 1191 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/DFA U.S. Small Cap Fund (I) | Other Sectors 1192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/DFA U.S. Small Cap Fund (I) | Total Net Assets 1193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
JNL/DoubleLine Core Fixed Income Fund (I) | Derivative Instruments 1206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
JNL/DoubleLine Core Fixed Income Fund (I) | Government Securities 1207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
JNL/DoubleLine Core Fixed Income Fund (I) | U S Government Agency M B S 1208 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
JNL/DoubleLine Core Fixed Income Fund (I) | Non U S Government Agency A B S 1209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
JNL/DoubleLine Core Fixed Income Fund (I) | Financials 1210 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/DoubleLine Core Fixed Income Fund (I) | Industrials 1211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/DoubleLine Core Fixed Income Fund (I) | Other Short Term Investments 1212 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/DoubleLine Core Fixed Income Fund (I) | Utilities 1213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/DoubleLine Core Fixed Income Fund (I) | Energy 1214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/DoubleLine Core Fixed Income Fund (I) | Information Technology 1215 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/DoubleLine Core Fixed Income Fund (I) | Other Sectors 1216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/DoubleLine Core Fixed Income Fund (I) | Total Net Assets 1217 [Member]
Holdings [Line Items]
Percent of Net Asset Value	160.50%
JNL/DoubleLine Core Fixed Income Fund (I) | Shorts Derivative Instruments 1206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
JNL/DoubleLine Core Fixed Income Fund (I) | Total Shorts 1206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Financials 1233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Utilities 1234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Energy 1235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Materials 1236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Industrials 1237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Government Securities 1238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Consumer Staples 1239 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Real Estate 1240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Other Short Term Investments 1241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Communication Services 1242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Other Sectors 1243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I) | Total Net Assets 1244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Information Technology 1266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Derivative Instruments 1257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Non U S Government Agency A B S 1258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Government Securities 1259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | U S Government Agency M B S 1260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Financials 1261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Other Short Term Investments 1262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Industrials 1263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Utilities 1264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Energy 1265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Other Sectors 1267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I) | Total Net Assets 1268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	193.60%
JNL/DoubleLine Total Return Fund (I) | Derivative Instruments 1281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.20%
JNL/DoubleLine Total Return Fund (I) | U S Government Agency M B S 1282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
JNL/DoubleLine Total Return Fund (I) | Non U S Government Agency A B S 1283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
JNL/DoubleLine Total Return Fund (I) | Other Short Term Investments 1284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/DoubleLine Total Return Fund (I) | Total Net Assets 1285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	157.00%
JNL/DoubleLine Total Return Fund (I) | Shorts Derivative Instruments 1281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
JNL/DoubleLine Total Return Fund (I) | Total Shorts 1281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
JNL/Dreyfus Government Money Market Fund (I) | Repurchase Agreements 1301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
JNL/Dreyfus Government Money Market Fund (I) | Government Securities 1302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
JNL/Dreyfus Government Money Market Fund (I) | Discount Notes 1303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/Dreyfus Government Money Market Fund (I) | Total Net Assets 1304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Government Securities 1317 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | U S Government Agency M B S 1318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Non U S Government Agency A B S 1319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Financials 1320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Derivative Instruments 1321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Energy 1322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Industrials 1323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Communication Services 1324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Real Estate 1325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Consumer Discretionary 1326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Other Sectors 1327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Total Net Assets 1328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.40%
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Shorts Derivative Instruments 1321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Shorts U S Government Agency M B S 1321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/FIDELITY INSTITUTIONAL ASSET MANAGEMENT TOTAL BOND FUND (I) | Total Shorts 1321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Utilities 1345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Industrials 1346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Energy 1347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Real Estate 1348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Securities Lending Collateral 1349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Communication Services 1350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Other Short Term Investments 1351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I) | Total Net Assets 1352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Equity Linked Structured Notes 1365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Health Care 1366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Industrials 1367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Energy 1368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Financials 1369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Utilities 1370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Consumer Staples 1371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | U S Government Agency M B S 1372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Consumer Discretionary 1373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Materials 1374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Other Sectors 1375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL/FRANKLIN TEMPLETON INCOME FUND (I) | Total Net Assets 1376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
JNL/GOLDMAN SACHS 4 FUND (I) | Information Technology 1389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
JNL/GOLDMAN SACHS 4 FUND (I) | Financials 1390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/GOLDMAN SACHS 4 FUND (I) | Health Care 1391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/GOLDMAN SACHS 4 FUND (I) | Consumer Discretionary 1392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
JNL/GOLDMAN SACHS 4 FUND (I) | Communication Services 1393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/GOLDMAN SACHS 4 FUND (I) | Industrials 1394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/GOLDMAN SACHS 4 FUND (I) | Consumer Staples 1395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/GOLDMAN SACHS 4 FUND (I) | Utilities 1396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/GOLDMAN SACHS 4 FUND (I) | Energy 1397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/GOLDMAN SACHS 4 FUND (I) | Real Estate 1398 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/GOLDMAN SACHS 4 FUND (I) | Other Sectors 1399 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/GOLDMAN SACHS 4 FUND (I) | Total Net Assets 1400 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/GQG Emerging Markets Equity Fund (I) | Financials 1413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
JNL/GQG Emerging Markets Equity Fund (I) | Consumer Staples 1414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
JNL/GQG Emerging Markets Equity Fund (I) | Industrials 1415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
JNL/GQG Emerging Markets Equity Fund (I) | Information Technology 1416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/GQG Emerging Markets Equity Fund (I) | Energy 1417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL/GQG Emerging Markets Equity Fund (I) | Utilities 1418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/GQG Emerging Markets Equity Fund (I) | Communication Services 1419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/GQG Emerging Markets Equity Fund (I) | Consumer Discretionary 1420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/GQG Emerging Markets Equity Fund (I) | Materials 1421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/GQG Emerging Markets Equity Fund (I) | Health Care 1422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/GQG Emerging Markets Equity Fund (I) | Other Sectors 1423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/GQG Emerging Markets Equity Fund (I) | Total Net Assets 1424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
JNL/Invesco Diversified Dividend Fund (I) | Financials 1437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/Invesco Diversified Dividend Fund (I) | Industrials 1438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
JNL/Invesco Diversified Dividend Fund (I) | Consumer Staples 1439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
JNL/Invesco Diversified Dividend Fund (I) | Health Care 1440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/Invesco Diversified Dividend Fund (I) | Information Technology 1441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
JNL/Invesco Diversified Dividend Fund (I) | Consumer Discretionary 1442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/Invesco Diversified Dividend Fund (I) | Energy 1443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/Invesco Diversified Dividend Fund (I) | Communication Services 1444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/Invesco Diversified Dividend Fund (I) | Utilities 1445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/Invesco Diversified Dividend Fund (I) | Materials 1446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/Invesco Diversified Dividend Fund (I) | Other Sectors 1447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/Invesco Diversified Dividend Fund (I) | Total Net Assets 1448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Information Technology 1461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Communication Services 1462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Financials 1463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Health Care 1464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Consumer Discretionary 1465 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Industrials 1466 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Real Estate 1467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Materials 1468 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Other Short Term Investments 1469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Securities Lending Collateral 1470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/INVESCO GLOBAL GROWTH FUND (I) | Total Net Assets 1471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Industrials 1484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Information Technology 1485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Health Care 1486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Consumer Discretionary 1487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Financials 1488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Materials 1489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Consumer Staples 1490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Energy 1491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Real Estate 1492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Utilities 1493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Other Sectors 1494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/INVESCO SMALL CAP GROWTH FUND (I) | Total Net Assets 1495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Information Technology 1511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Total Net Assets 1519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	143.60%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Derivative Instruments 1508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Financials 1509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Government Securities 1510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Consumer Discretionary 1512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Industrials 1513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Communication Services 1514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Health Care 1515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Energy 1516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Investment Companies 1517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Other Sectors 1518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Shorts Derivative Instruments 1508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
JNL/JPMORGAN GLOBAL ALLOCATION FUND (I) | Total Shorts 1508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
JNL/JPMorgan Hedged Equity Fund (I) | Financials 1536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
JNL/JPMorgan Hedged Equity Fund (I) | Information Technology 1535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
JNL/JPMorgan Hedged Equity Fund (I) | Consumer Discretionary 1537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/JPMorgan Hedged Equity Fund (I) | Communication Services 1538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/JPMorgan Hedged Equity Fund (I) | Health Care 1539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/JPMorgan Hedged Equity Fund (I) | Industrials 1540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/JPMorgan Hedged Equity Fund (I) | Consumer Staples 1541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/JPMorgan Hedged Equity Fund (I) | Other Short Term Investments 1542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/JPMorgan Hedged Equity Fund (I) | Energy 1543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/JPMorgan Hedged Equity Fund (I) | Utilities 1544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/JPMorgan Hedged Equity Fund (I) | Other Sectors 1545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/JPMorgan Hedged Equity Fund (I) | Total Net Assets 1546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.10%
JNL/JPMorgan Hedged Equity Fund (I) | Shorts Derivative Instruments 1543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
JNL/JPMorgan Hedged Equity Fund (I) | Total Shorts 1543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Consumer Discretionary 1562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Information Technology 1563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Industrials 1564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Health Care 1565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Financials 1566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Communication Services 1567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Energy 1568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Utilities 1569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Consumer Staples 1570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Real Estate 1571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Other Sectors 1572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
JNL/JPMORGAN MIDCAP GROWTH FUND (I) | Total Net Assets 1573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Information Technology 1586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Communication Services 1587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Consumer Discretionary 1588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Health Care 1589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Consumer Staples 1590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Industrials 1591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Derivative Instruments 1592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Other Short Term Investments 1593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Utilities 1594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Materials 1595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Other Sectors 1596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Total Net Assets 1597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Shorts Derivative Instruments 1592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
JNL/JPMorgan Nasdaq Hedged Equity Fund (I) | Total Shorts 1592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | U S Government Agency M B S 1613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Government Securities 1614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Non U S Government Agency A B S 1615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Financials 1616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Other Short Term Investments 1617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Communication Services 1618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Consumer Staples 1619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Health Care 1620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Utilities 1621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Industrials 1622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Other Sectors 1623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I) | Total Net Assets 1624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
JNL/JPMORGAN U.S. VALUE FUND (I) | Financials 1637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
JNL/JPMORGAN U.S. VALUE FUND (I) | Industrials 1638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
JNL/JPMORGAN U.S. VALUE FUND (I) | Health Care 1639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/JPMORGAN U.S. VALUE FUND (I) | Information Technology 1640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/JPMORGAN U.S. VALUE FUND (I) | Consumer Discretionary 1641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/JPMORGAN U.S. VALUE FUND (I) | Energy 1642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/JPMORGAN U.S. VALUE FUND (I) | Consumer Staples 1643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/JPMORGAN U.S. VALUE FUND (I) | Materials 1644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/JPMORGAN U.S. VALUE FUND (I) | Communication Services 1645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/JPMORGAN U.S. VALUE FUND (I) | Utilities 1646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/JPMORGAN U.S. VALUE FUND (I) | Other Sectors 1647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/JPMORGAN U.S. VALUE FUND (I) | Total Net Assets 1648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/Lazard International Quality Growth Fund (I) | Industrials 1662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
JNL/Lazard International Quality Growth Fund (I) | Information Technology 1661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
JNL/Lazard International Quality Growth Fund (I) | Financials 1663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
JNL/Lazard International Quality Growth Fund (I) | Health Care 1664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/Lazard International Quality Growth Fund (I) | Communication Services 1665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/Lazard International Quality Growth Fund (I) | Consumer Discretionary 1666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/Lazard International Quality Growth Fund (I) | Consumer Staples 1667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/Lazard International Quality Growth Fund (I) | Other Short Term Investments 1668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/Lazard International Quality Growth Fund (I) | Total Net Assets 1669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/Loomis Sayles Global Growth Fund (I) | Consumer Discretionary 1682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
JNL/Loomis Sayles Global Growth Fund (I) | Communication Services 1683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
JNL/Loomis Sayles Global Growth Fund (I) | Information Technology 1684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
JNL/Loomis Sayles Global Growth Fund (I) | Health Care 1685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
JNL/Loomis Sayles Global Growth Fund (I) | Financials 1686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/Loomis Sayles Global Growth Fund (I) | Industrials 1687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL/Loomis Sayles Global Growth Fund (I) | Consumer Staples 1688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Loomis Sayles Global Growth Fund (I) | Total Net Assets 1689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
JNL/Lord Abbett Short Duration Income Fund (I) | Derivative Instruments 1702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
JNL/Lord Abbett Short Duration Income Fund (I) | Non U S Government Agency A B S 1703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
JNL/Lord Abbett Short Duration Income Fund (I) | Financials 1704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
JNL/Lord Abbett Short Duration Income Fund (I) | Energy 1705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL/Lord Abbett Short Duration Income Fund (I) | Industrials 1706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/Lord Abbett Short Duration Income Fund (I) | Consumer Discretionary 1707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/Lord Abbett Short Duration Income Fund (I) | Utilities 1708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/Lord Abbett Short Duration Income Fund (I) | Government Securities 1709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/Lord Abbett Short Duration Income Fund (I) | Consumer Staples 1710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/Lord Abbett Short Duration Income Fund (I) | Health Care 1711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/Lord Abbett Short Duration Income Fund (I) | Other Sectors 1712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/Lord Abbett Short Duration Income Fund (I) | Total Net Assets 1713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	141.60%
JNL/Lord Abbett Short Duration Income Fund (I) | Shorts Derivative Instruments 1702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
JNL/Lord Abbett Short Duration Income Fund (I) | Total Shorts 1702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
JNL/Mellon Communication Services Sector Fund (I) | Communication Services 1729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
JNL/Mellon Communication Services Sector Fund (I) | Derivative Instruments 1730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Communication Services Sector Fund (I) | Real Estate 1731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Communication Services Sector Fund (I) | Other Short Term Investments 1732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Communication Services Sector Fund (I) | Securities Lending Collateral 1733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Communication Services Sector Fund (I) | Total Net Assets 1734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Consumer Discretionary 1747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Materials 1748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Industrials 1749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Consumer Staples 1750 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Derivative Instruments 1751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Securities Lending Collateral 1752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Other Short Term Investments 1753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Consumer Discretionary Sector Fund (I) | Total Net Assets 1754 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/Mellon Consumer Staples Sector Fund (I) | Consumer Staples 1767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
JNL/Mellon Consumer Staples Sector Fund (I) | Consumer Discretionary 1768 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/Mellon Consumer Staples Sector Fund (I) | Derivative Instruments 1769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/Mellon Consumer Staples Sector Fund (I) | Health Care 1770 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Staples Sector Fund (I) | Other Short Term Investments 1771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Staples Sector Fund (I) | Securities Lending Collateral 1772 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Consumer Staples Sector Fund (I) | Total Net Assets 1773 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
JNL/Mellon Dow Index Fund (I) | Financials 1786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
JNL/Mellon Dow Index Fund (I) | Information Technology 1787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
JNL/Mellon Dow Index Fund (I) | Industrials 1788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
JNL/Mellon Dow Index Fund (I) | Consumer Discretionary 1789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
JNL/Mellon Dow Index Fund (I) | Health Care 1790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/Mellon Dow Index Fund (I) | Materials 1791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/Mellon Dow Index Fund (I) | Consumer Staples 1792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/Mellon Dow Index Fund (I) | Communication Services 1793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/Mellon Dow Index Fund (I) | Energy 1794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Mellon Dow Index Fund (I) | Derivative Instruments 1795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/Mellon Dow Index Fund (I) | Other Sectors 1796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/Mellon Dow Index Fund (I) | Total Net Assets 1797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
JNL/Mellon Energy Sector Fund (I) | Energy 1810 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
JNL/Mellon Energy Sector Fund (I) | Derivative Instruments 1811 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Energy Sector Fund (I) | Other Short Term Investments 1812 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Mellon Energy Sector Fund (I) | Utilities 1813 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Energy Sector Fund (I) | Securities Lending Collateral 1814 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Energy Sector Fund (I) | Total Net Assets 1815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL/Mellon Financial Sector Fund (I) | Total Net Assets 1835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
JNL/Mellon Financial Sector Fund (I) | Financials 1828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
JNL/Mellon Financial Sector Fund (I) | Derivative Instruments 1829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Financial Sector Fund (I) | Other Short Term Investments 1830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Financial Sector Fund (I) | Industrials 1831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Financial Sector Fund (I) | Information Technology 1832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Financial Sector Fund (I) | Securities Lending Collateral 1833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Financial Sector Fund (I) | Health Care 1834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/Mellon Healthcare Sector Fund (I) | Derivative Instruments 1850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Healthcare Sector Fund (I) | Health Care 1848 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
JNL/Mellon Healthcare Sector Fund (I) | Materials 1849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Healthcare Sector Fund (I) | Consumer Staples 1851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Healthcare Sector Fund (I) | Securities Lending Collateral 1852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Healthcare Sector Fund (I) | Total Net Assets 1853 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/Mellon Industrials Sector Fund (I) | Industrials 1866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
JNL/Mellon Industrials Sector Fund (I) | Total Net Assets 1875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
JNL/Mellon Industrials Sector Fund (I) | Derivative Instruments 1867 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/Mellon Industrials Sector Fund (I) | Other Short Term Investments 1868 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/Mellon Industrials Sector Fund (I) | Consumer Discretionary 1869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Industrials Sector Fund (I) | Financials 1870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Industrials Sector Fund (I) | Materials 1871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Industrials Sector Fund (I) | Information Technology 1872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Industrials Sector Fund (I) | Securities Lending Collateral 1873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Industrials Sector Fund (I) | Utilities 1874 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Information Technology Sector Fund (I) | Consumer Discretionary 1893 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Information Technology Sector Fund (I) | Information Technology 1888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.30%
JNL/Mellon Information Technology Sector Fund (I) | Industrials 1889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/Mellon Information Technology Sector Fund (I) | Financials 1890 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/Mellon Information Technology Sector Fund (I) | Communication Services 1891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
JNL/Mellon Information Technology Sector Fund (I) | Derivative Instruments 1892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/Mellon Information Technology Sector Fund (I) | Other Short Term Investments 1894 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Information Technology Sector Fund (I) | Securities Lending Collateral 1895 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Mellon Information Technology Sector Fund (I) | Total Net Assets 1896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
JNL/Mellon Materials Sector Fund (I) | Materials 1909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
JNL/Mellon Materials Sector Fund (I) | Industrials 1910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/Mellon Materials Sector Fund (I) | Derivative Instruments 1911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Materials Sector Fund (I) | Other Short Term Investments 1912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Materials Sector Fund (I) | Consumer Staples 1913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Materials Sector Fund (I) | Total Net Assets 1914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
JNL/Mellon Nasdaq 100 Index Fund (I) | Information Technology 1927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%
JNL/Mellon Nasdaq 100 Index Fund (I) | Communication Services 1928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
JNL/Mellon Nasdaq 100 Index Fund (I) | Consumer Discretionary 1929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/Mellon Nasdaq 100 Index Fund (I) | Consumer Staples 1930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/Mellon Nasdaq 100 Index Fund (I) | Health Care 1931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/Mellon Nasdaq 100 Index Fund (I) | Industrials 1932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/Mellon Nasdaq 100 Index Fund (I) | Utilities 1933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/Mellon Nasdaq 100 Index Fund (I) | Materials 1934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/Mellon Nasdaq 100 Index Fund (I) | Derivative Instruments 1935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Nasdaq 100 Index Fund (I) | Other Short Term Investments 1936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/Mellon Nasdaq 100 Index Fund (I) | Other Sectors 1937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/Mellon Nasdaq 100 Index Fund (I) | Total Net Assets 1938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon Real Estate Sector Fund (I) | Real Estate 1951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
JNL/Mellon Real Estate Sector Fund (I) | Financials 1952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/Mellon Real Estate Sector Fund (I) | Derivative Instruments 1953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Mellon Real Estate Sector Fund (I) | Securities Lending Collateral 1954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
JNL/Mellon Real Estate Sector Fund (I) | Other Short Term Investments 1955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Mellon Real Estate Sector Fund (I) | Total Net Assets 1956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/MELLON S&P 500 INDEX FUND (I) | Information Technology 1969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
JNL/MELLON S&P 500 INDEX FUND (I) | Financials 1970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL/MELLON S&P 500 INDEX FUND (I) | Consumer Discretionary 1971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
JNL/MELLON S&P 500 INDEX FUND (I) | Communication Services 1972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
JNL/MELLON S&P 500 INDEX FUND (I) | Health Care 1973 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/MELLON S&P 500 INDEX FUND (I) | Industrials 1974 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/MELLON S&P 500 INDEX FUND (I) | Consumer Staples 1975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/MELLON S&P 500 INDEX FUND (I) | Securities Lending Collateral 1976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/MELLON S&P 500 INDEX FUND (I) | Energy 1977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/MELLON S&P 500 INDEX FUND (I) | Utilities 1978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/MELLON S&P 500 INDEX FUND (I) | Other Sectors 1979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/MELLON S&P 500 INDEX FUND (I) | Total Net Assets 1980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.00%
JNL/Mellon U.S. Stock Market Index Fund (I) | Information Technology 1993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
JNL/Mellon U.S. Stock Market Index Fund (I) | Financials 1994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
JNL/Mellon U.S. Stock Market Index Fund (I) | Consumer Discretionary 1995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
JNL/Mellon U.S. Stock Market Index Fund (I) | Industrials 1996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
JNL/Mellon U.S. Stock Market Index Fund (I) | Communication Services 1997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/Mellon U.S. Stock Market Index Fund (I) | Health Care 1998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
JNL/Mellon U.S. Stock Market Index Fund (I) | Consumer Staples 1999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/Mellon U.S. Stock Market Index Fund (I) | Energy 2000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Mellon U.S. Stock Market Index Fund (I) | Real Estate 2001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/Mellon U.S. Stock Market Index Fund (I) | Utilities 2002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/Mellon U.S. Stock Market Index Fund (I) | Other Sectors 2003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/Mellon U.S. Stock Market Index Fund (I) | Total Net Assets 2004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/MELLON UTILITIES SECTOR FUND (I) | Utilities 2017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/MELLON UTILITIES SECTOR FUND (I) | Other Short Term Investments 2018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
JNL/MELLON UTILITIES SECTOR FUND (I) | Derivative Instruments 2019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
JNL/MELLON UTILITIES SECTOR FUND (I) | Total Net Assets 2020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
JNL/Mellon World Index Fund (I) | Other Sectors 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/Mellon World Index Fund (I) | Total Net Assets 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Mellon World Index Fund (I) | Information Technology 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
JNL/Mellon World Index Fund (I) | Financials 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
JNL/Mellon World Index Fund (I) | Industrials 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
JNL/Mellon World Index Fund (I) | Consumer Discretionary 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JNL/Mellon World Index Fund (I) | Health Care 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/Mellon World Index Fund (I) | Communication Services 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/Mellon World Index Fund (I) | Consumer Staples 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/Mellon World Index Fund (I) | Energy 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JNL/Mellon World Index Fund (I) | Materials 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Mellon World Index Fund (I) | Utilities 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/Mellon World Index Fund (I) | Shorts Derivative Instruments 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Mellon World Index Fund (I) | Total Shorts 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/MFS MID CAP VALUE FUND (I) | Consumer Discretionary 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/MFS MID CAP VALUE FUND (I) | Financials 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
JNL/MFS MID CAP VALUE FUND (I) | Industrials 2061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
JNL/MFS MID CAP VALUE FUND (I) | Health Care 2063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
JNL/MFS MID CAP VALUE FUND (I) | Utilities 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/MFS MID CAP VALUE FUND (I) | Real Estate 2065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/MFS MID CAP VALUE FUND (I) | Materials 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
JNL/MFS MID CAP VALUE FUND (I) | Consumer Staples 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/MFS MID CAP VALUE FUND (I) | Information Technology 2068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/MFS MID CAP VALUE FUND (I) | Energy 2069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
JNL/MFS MID CAP VALUE FUND (I) | Other Sectors 2070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/MFS MID CAP VALUE FUND (I) | Total Net Assets 2071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Financials 2084 [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Industrials 2085 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Investment Companies 2086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Health Care 2087 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Communication Services 2088 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Information Technology 2089 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Other Short Term Investments 2090 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Morningstar PitchBook Listed Private Equity Index Fund (I) | Total Net Assets 2091 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Consumer Discretionary 2104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Industrials 2105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Information Technology 2106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Health Care 2107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Financials 2108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Materials 2109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Consumer Staples 2110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Communication Services 2111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Utilities 2112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Energy 2113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Other Sectors 2114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/Morningstar SMID Moat Focus Index Fund (I) | Total Net Assets 2115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Information Technology 2128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Financials 2129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Health Care 2130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Consumer Discretionary 2131 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Industrials 2132 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Communication Services 2133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Real Estate 2134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Consumer Staples 2135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Materials 2136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Energy 2137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Other Sectors 2138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Morningstar U.S. Sustainability Index Fund (I) | Total Net Assets 2139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/Morningstar Wide Moat Index Fund (I) | Information Technology 2152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
JNL/Morningstar Wide Moat Index Fund (I) | Health Care 2153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/Morningstar Wide Moat Index Fund (I) | Industrials 2154 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/Morningstar Wide Moat Index Fund (I) | Consumer Staples 2155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/Morningstar Wide Moat Index Fund (I) | Financials 2156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/Morningstar Wide Moat Index Fund (I) | Communication Services 2157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/Morningstar Wide Moat Index Fund (I) | Consumer Discretionary 2158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/Morningstar Wide Moat Index Fund (I) | Materials 2159 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/Morningstar Wide Moat Index Fund (I) | Derivative Instruments 2160 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/Morningstar Wide Moat Index Fund (I) | Other Short Term Investments 2161 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
JNL/Morningstar Wide Moat Index Fund (I) | Total Net Assets 2162 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Derivative Instruments 2175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.10%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Financials 2176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Other Short Term Investments 2177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Non U S Government Agency A B S 2178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Health Care 2179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Communication Services 2180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Information Technology 2181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Industrials 2182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Consumer Staples 2183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Utilities 2184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Other Sectors 2185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Total Net Assets 2186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	202.20%
JNL/Neuberger Berman Commodity Strategy Fund (I) | Shorts Derivative Instruments 2175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
JNL/Neuberger Berman Commodity Strategy Fund (I) | Total Shorts 2175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Derivative Instruments 2202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Other Short Term Investments 2203 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Financials 2204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Health Care 2205 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Communication Services 2206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Information Technology 2207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Investment Companies 2208 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Utilities 2209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Consumer Staples 2210 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Energy 2211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Other Sectors 2212 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/Neuberger Berman Gold Plus Strategy Fund (I) | Total Net Assets 2213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	190.80%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | U S Government Agency M B S 2226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Derivative Instruments 2227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Non U S Government Agency A B S 2228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Government Securities 2229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Financials 2230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Consumer Discretionary 2231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Energy 2232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Communication Services 2233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Industrials 2234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Utilities 2235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Other Sectors 2236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Total Net Assets 2237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	134.50%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Shorts Derivative Instruments 2227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I) | Total Shorts 2227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
JNL/Newton Equity Income Fund (I) | Financials 2253 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
JNL/Newton Equity Income Fund (I) | Industrials 2254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
JNL/Newton Equity Income Fund (I) | Health Care 2255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
JNL/Newton Equity Income Fund (I) | Information Technology 2256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/Newton Equity Income Fund (I) | Energy 2257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
JNL/Newton Equity Income Fund (I) | Materials 2258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/Newton Equity Income Fund (I) | Communication Services 2259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
JNL/Newton Equity Income Fund (I) | Consumer Discretionary 2260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/Newton Equity Income Fund (I) | Other Short Term Investments 2261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/Newton Equity Income Fund (I) | Consumer Staples 2262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/Newton Equity Income Fund (I) | Other Sectors 2263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/Newton Equity Income Fund (I) | Total Net Assets 2264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
JNL/PIMCO Income Fund (I) | Derivative Instruments 2277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	144.60%
JNL/PIMCO Income Fund (I) | U S Government Agency M B S 2278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.80%
JNL/PIMCO Income Fund (I) | Non U S Government Agency A B S 2279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
JNL/PIMCO Income Fund (I) | Government Securities 2280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
JNL/PIMCO Income Fund (I) | Other Short Term Investments 2281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/PIMCO Income Fund (I) | Financials 2282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/PIMCO Income Fund (I) | Utilities 2283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/PIMCO Income Fund (I) | Health Care 2284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
JNL/PIMCO Income Fund (I) | Energy 2285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
JNL/PIMCO Income Fund (I) | Communication Services 2286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/PIMCO Income Fund (I) | Other Sectors 2287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/PIMCO Income Fund (I) | Total Net Assets 2288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	295.50%
JNL/PIMCO Income Fund (I) | Shorts Derivative Instruments 2277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(113.60%)
JNL/PIMCO Income Fund (I) | Shorts U S Government Agency M B S 2277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
JNL/PIMCO Income Fund (I) | Total Shorts 2277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(113.60%)
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Derivative Instruments 2305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	135.20%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Financials 2306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Government Securities 2307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Utilities 2308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Energy 2309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Real Estate 2310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Non U S Government Agency A B S 2311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Health Care 2312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Industrials 2313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | U S Government Agency M B S 2314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Other Sectors 2315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Total Net Assets 2316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	236.80%
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Shorts Derivative Instruments 2305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.10%)
JNL/PIMCO Investment Grade Credit Bond Fund (I) | Total Shorts 2305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.10%)
JNL/PIMCO REAL RETURN FUND (I) | Derivative Instruments 2332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.60%
JNL/PIMCO REAL RETURN FUND (I) | Government Securities 2333 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
JNL/PIMCO REAL RETURN FUND (I) | U S Government Agency M B S 2334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
JNL/PIMCO REAL RETURN FUND (I) | Non U S Government Agency A B S 2335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
JNL/PIMCO REAL RETURN FUND (I) | Financials 2336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/PIMCO REAL RETURN FUND (I) | Consumer Discretionary 2337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/PIMCO REAL RETURN FUND (I) | Information Technology 2338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/PIMCO REAL RETURN FUND (I) | Health Care 2339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
JNL/PIMCO REAL RETURN FUND (I) | Total Net Assets 2340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	246.40%
JNL/PIMCO REAL RETURN FUND (I) | Shorts Derivative Instruments 2332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(113.70%)
JNL/PIMCO REAL RETURN FUND (I) | Shorts U S Government Agency M B S 2332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
JNL/PIMCO REAL RETURN FUND (I) | Shorts Government Securities 2332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
JNL/PIMCO REAL RETURN FUND (I) | Total Shorts 2332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(115.30%)
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Financials 2358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Consumer Discretionary 2359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Industrials 2360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Communication Services 2361 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Energy 2362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Information Technology 2363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Other Short Term Investments 2364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Health Care 2365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Consumer Staples 2366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Materials 2367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Other Sectors 2368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I) | Total Net Assets 2369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.90%
JNL/PPM America Investment Grade Credit Fund (I) | Financials 2382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
JNL/PPM America Investment Grade Credit Fund (I) | Health Care 2383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/PPM America Investment Grade Credit Fund (I) | Utilities 2384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
JNL/PPM America Investment Grade Credit Fund (I) | Industrials 2385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/PPM America Investment Grade Credit Fund (I) | Information Technology 2386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
JNL/PPM America Investment Grade Credit Fund (I) | Government Securities 2387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
JNL/PPM America Investment Grade Credit Fund (I) | Consumer Staples 2388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/PPM America Investment Grade Credit Fund (I) | Communication Services 2389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JNL/PPM America Investment Grade Credit Fund (I) | Energy 2390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/PPM America Investment Grade Credit Fund (I) | Derivative Instruments 2391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/PPM America Investment Grade Credit Fund (I) | Other Sectors 2392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
JNL/PPM America Investment Grade Credit Fund (I) | Total Net Assets 2393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
JNL/PPM America Investment Grade Credit Fund (I) | Shorts Derivative Instruments 2391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
JNL/PPM America Investment Grade Credit Fund (I) | Total Shorts 2391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Industrials 2415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | U S Government Agency M B S 2409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Government Securities 2410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Financials 2411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Derivative Instruments 2412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Non U S Government Agency A B S 2413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Utilities 2414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Consumer Staples 2416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Consumer Discretionary 2417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Information Technology 2418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Other Sectors 2419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Total Net Assets 2420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	117.00%
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Shorts Derivative Instruments 2412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
JNL/PPM AMERICA TOTAL RETURN FUND (I) | Total Shorts 2412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Energy 2443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Industrials 2436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Financials 2437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Consumer Discretionary 2438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Information Technology 2439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Real Estate 2440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Health Care 2441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Materials 2442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Communication Services 2444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Consumer Staples 2445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Other Sectors 2446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JNL/RAFI Fundamental U.S. Small Cap Fund (I) | Total Net Assets 2447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Communication Services 2466 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Financials 2460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Information Technology 2461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Health Care 2462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Consumer Staples 2463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Industrials 2464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Consumer Discretionary 2465 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Energy 2467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Materials 2468 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Real Estate 2469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Other Sectors 2470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/RAFI Multi-Factor U.S. Equity Fund (I) | Total Net Assets 2471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
JNL/T. ROWE PRICE BALANCED FUND (I) | Health Care 2490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/T. ROWE PRICE BALANCED FUND (I) | Information Technology 2484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
JNL/T. ROWE PRICE BALANCED FUND (I) | Financials 2485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
JNL/T. ROWE PRICE BALANCED FUND (I) | Government Securities 2486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
JNL/T. ROWE PRICE BALANCED FUND (I) | Industrials 2487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/T. ROWE PRICE BALANCED FUND (I) | Consumer Discretionary 2488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
JNL/T. ROWE PRICE BALANCED FUND (I) | U S Government Agency M B S 2489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
JNL/T. ROWE PRICE BALANCED FUND (I) | Communication Services 2491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
JNL/T. ROWE PRICE BALANCED FUND (I) | Other Short Term Investments 2492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/T. ROWE PRICE BALANCED FUND (I) | Energy 2493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/T. ROWE PRICE BALANCED FUND (I) | Other Sectors 2494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
JNL/T. ROWE PRICE BALANCED FUND (I) | Total Net Assets 2495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
JNL/T. ROWE PRICE BALANCED FUND (I) | Shorts Derivative Instruments 2494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/T. ROWE PRICE BALANCED FUND (I) | Total Shorts 2494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/T. Rowe Price Capital Appreciation Fund (I) | Consumer Discretionary 2514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Information Technology 2511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Government Securities 2512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Health Care 2513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Other Short Term Investments 2515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Financials 2516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Utilities 2517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Industrials 2518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Communication Services 2519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Energy 2520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Other Sectors 2521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Total Net Assets 2522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
JNL/T. Rowe Price Capital Appreciation Fund (I) | Shorts Derivative Instruments 2521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
JNL/T. Rowe Price Capital Appreciation Fund (I) | Total Shorts 2521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Health Care 2539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Information Technology 2538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Consumer Discretionary 2540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Utilities 2541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Financials 2542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Industrials 2543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Communication Services 2544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Energy 2545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Real Estate 2546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Materials 2547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I) | Total Net Assets 2548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
JNL/T. Rowe Price Growth Stock Fund (I) | Information Technology 2561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
JNL/T. Rowe Price Growth Stock Fund (I) | Consumer Discretionary 2562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
JNL/T. Rowe Price Growth Stock Fund (I) | Communication Services 2563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/T. Rowe Price Growth Stock Fund (I) | Financials 2564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/T. Rowe Price Growth Stock Fund (I) | Health Care 2565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
JNL/T. Rowe Price Growth Stock Fund (I) | Industrials 2566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/T. Rowe Price Growth Stock Fund (I) | Materials 2567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JNL/T. Rowe Price Growth Stock Fund (I) | Other Short Term Investments 2568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
JNL/T. Rowe Price Growth Stock Fund (I) | Total Net Assets 2569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Information Technology 2582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Health Care 2583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Industrials 2584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Consumer Discretionary 2585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Financials 2586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Energy 2587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Communication Services 2588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Materials 2589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Consumer Staples 2590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Other Short Term Investments 2591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Other Sectors 2592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I) | Total Net Assets 2593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Derivative Instruments 2606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Non U S Government Agency A B S 2607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Government Securities 2608 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Financials 2609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | U S Government Agency M B S 2610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Health Care 2611 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Energy 2612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Industrials 2613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Utilities 2614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Consumer Discretionary 2615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Other Sectors 2616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Total Net Assets 2617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	131.30%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Shorts Derivative Instruments 2606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.90%)
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I) | Total Shorts 2606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.90%)
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Energy 2633 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Financials 2634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Communication Services 2635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Consumer Discretionary 2636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Industrials 2637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Information Technology 2638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Securities Lending Collateral 2639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Health Care 2640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Consumer Staples 2641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Materials 2642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Other Sectors 2643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/T. ROWE PRICE U.S. HIGH YIELD FUND (I) | Total Net Assets 2644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
JNL/T. ROWE PRICE VALUE FUND (I) | Financials 2657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
JNL/T. ROWE PRICE VALUE FUND (I) | Industrials 2658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
JNL/T. ROWE PRICE VALUE FUND (I) | Health Care 2659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
JNL/T. ROWE PRICE VALUE FUND (I) | Energy 2660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/T. ROWE PRICE VALUE FUND (I) | Information Technology 2661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
JNL/T. ROWE PRICE VALUE FUND (I) | Consumer Discretionary 2662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
JNL/T. ROWE PRICE VALUE FUND (I) | Consumer Staples 2663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/T. ROWE PRICE VALUE FUND (I) | Materials 2664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/T. ROWE PRICE VALUE FUND (I) | Communication Services 2665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/T. ROWE PRICE VALUE FUND (I) | Utilities 2666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
JNL/T. ROWE PRICE VALUE FUND (I) | Other Sectors 2667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/T. ROWE PRICE VALUE FUND (I) | Total Net Assets 2668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
JNL/WCM China Quality Growth Fund (I) | Financials 2686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/WCM China Quality Growth Fund (I) | Health Care 2687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
JNL/WCM China Quality Growth Fund (I) | Industrials 2681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
JNL/WCM China Quality Growth Fund (I) | Communication Services 2682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
JNL/WCM China Quality Growth Fund (I) | Consumer Discretionary 2683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
JNL/WCM China Quality Growth Fund (I) | Information Technology 2684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
JNL/WCM China Quality Growth Fund (I) | Consumer Staples 2685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
JNL/WCM China Quality Growth Fund (I) | Other Short Term Investments 2688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JNL/WCM China Quality Growth Fund (I) | Total Net Assets 2689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
JNL/WCM Focused International Equity Fund (I) | Industrials 2702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
JNL/WCM Focused International Equity Fund (I) | Financials 2703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
JNL/WCM Focused International Equity Fund (I) | Information Technology 2704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
JNL/WCM Focused International Equity Fund (I) | Communication Services 2705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
JNL/WCM Focused International Equity Fund (I) | Consumer Discretionary 2706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
JNL/WCM Focused International Equity Fund (I) | Other Short Term Investments 2707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/WCM Focused International Equity Fund (I) | Health Care 2708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
JNL/WCM Focused International Equity Fund (I) | Consumer Staples 2709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/WCM Focused International Equity Fund (I) | Materials 2710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
JNL/WCM Focused International Equity Fund (I) | Energy 2711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JNL/WCM Focused International Equity Fund (I) | Total Net Assets 2712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
JNL/WCM Focused International Equity Fund (I) | Shorts Derivative Instruments 2711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/WCM Focused International Equity Fund (I) | Total Shorts 2711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Westchester Capital Event Driven Fund (I) | Derivative Instruments 2728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%
JNL/Westchester Capital Event Driven Fund (I) | Communication Services 2729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
JNL/Westchester Capital Event Driven Fund (I) | Financials 2730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
JNL/Westchester Capital Event Driven Fund (I) | Other Short Term Investments 2731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
JNL/Westchester Capital Event Driven Fund (I) | Consumer Discretionary 2732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
JNL/Westchester Capital Event Driven Fund (I) | Industrials 2733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
JNL/Westchester Capital Event Driven Fund (I) | Energy 2734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/Westchester Capital Event Driven Fund (I) | Information Technology 2735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
JNL/Westchester Capital Event Driven Fund (I) | Investment Companies 2736 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
JNL/Westchester Capital Event Driven Fund (I) | Other Equity Interests 2737 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
JNL/Westchester Capital Event Driven Fund (I) | Other Sectors 2738 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/Westchester Capital Event Driven Fund (I) | Total Net Assets 2739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	144.70%
JNL/Westchester Capital Event Driven Fund (I) | Shorts Derivative Instruments 2728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(26.60%)
JNL/Westchester Capital Event Driven Fund (I) | Shorts Real Estate 2728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
JNL/Westchester Capital Event Driven Fund (I) | Shorts Communication Services 2728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
JNL/Westchester Capital Event Driven Fund (I) | Shorts Financials 2728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
JNL/Westchester Capital Event Driven Fund (I) | Shorts Energy 2728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
JNL/Westchester Capital Event Driven Fund (I) | Total Shorts 2728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(31.00%)
JNL/William Blair International Leaders Fund (I) | Financials 2759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
JNL/William Blair International Leaders Fund (I) | Industrials 2760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
JNL/William Blair International Leaders Fund (I) | Consumer Discretionary 2761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
JNL/William Blair International Leaders Fund (I) | Information Technology 2762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
JNL/William Blair International Leaders Fund (I) | Communication Services 2763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
JNL/William Blair International Leaders Fund (I) | Health Care 2764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
JNL/William Blair International Leaders Fund (I) | Materials 2765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
JNL/William Blair International Leaders Fund (I) | Consumer Staples 2766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/William Blair International Leaders Fund (I) | Other Short Term Investments 2767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JNL/William Blair International Leaders Fund (I) | Utilities 2768 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
JNL/William Blair International Leaders Fund (I) | Total Net Assets 2769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
JNL/WMC BALANCED FUND (I) | Information Technology 2782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
JNL/WMC BALANCED FUND (I) | Government Securities 2783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
JNL/WMC BALANCED FUND (I) | Financials 2784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
JNL/WMC BALANCED FUND (I) | U S Government Agency M B S 2785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/WMC BALANCED FUND (I) | Consumer Discretionary 2786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
JNL/WMC BALANCED FUND (I) | Communication Services 2787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
JNL/WMC BALANCED FUND (I) | Health Care 2788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
JNL/WMC BALANCED FUND (I) | Industrials 2789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JNL/WMC BALANCED FUND (I) | Consumer Staples 2790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JNL/WMC BALANCED FUND (I) | Energy 2791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/WMC BALANCED FUND (I) | Other Sectors 2792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
JNL/WMC BALANCED FUND (I) | Total Net Assets 2793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
JNL/WMC BALANCED FUND (I) | Shorts U S Government Agency M B S 2785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
JNL/WMC BALANCED FUND (I) | Total Shorts 2785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
JNL/WMC Equity Income Fund (I) | Financials 2809 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
JNL/WMC Equity Income Fund (I) | Health Care 2810 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
JNL/WMC Equity Income Fund (I) | Industrials 2811 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
JNL/WMC Equity Income Fund (I) | Information Technology 2812 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
JNL/WMC Equity Income Fund (I) | Consumer Staples 2813 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
JNL/WMC Equity Income Fund (I) | Energy 2814 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
JNL/WMC Equity Income Fund (I) | Utilities 2815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
JNL/WMC Equity Income Fund (I) | Materials 2816 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
JNL/WMC Equity Income Fund (I) | Consumer Discretionary 2817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
JNL/WMC Equity Income Fund (I) | Real Estate 2818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JNL/WMC Equity Income Fund (I) | Other Sectors 2819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
JNL/WMC Equity Income Fund (I) | Total Net Assets 2820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Real Estate 2833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.00%
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Consumer Discretionary 2834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Health Care 2835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Other Short Term Investments 2836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Industrials 2837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Securities Lending Collateral 2838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Total Net Assets 2839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Shorts Derivative Instruments 2837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
JNL/WMC GLOBAL REAL ESTATE FUND (I) | Total Shorts 2837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
JNL/WMC VALUE FUND (I) | Financials 2855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
JNL/WMC VALUE FUND (I) | Health Care 2856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
JNL/WMC VALUE FUND (I) | Industrials 2857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
JNL/WMC VALUE FUND (I) | Information Technology 2858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
JNL/WMC VALUE FUND (I) | Energy 2859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
JNL/WMC VALUE FUND (I) | Consumer Staples 2860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JNL/WMC VALUE FUND (I) | Utilities 2861 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
JNL/WMC VALUE FUND (I) | Consumer Discretionary 2862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
JNL/WMC VALUE FUND (I) | Communication Services 2863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
JNL/WMC VALUE FUND (I) | Real Estate 2864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
JNL/WMC VALUE FUND (I) | Other Sectors 2865 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
JNL/WMC VALUE FUND (I) | Total Net Assets 2866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%